  As filed with the Securities and Exchange Commission on April 29, 1997


                               File Nos. 2-24256
                                   811-1343

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
                        ______________________________

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 62
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        ______________________________

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
              ---------------------------------------------------
                          (Exact Name of Registrant)

                      Horace Mann Life Insurance Company
                      ----------------------------------
                              (Name of Depositor)

              One Horace Mann Plaza, Springfield, Illinois  62715
              ---------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

                                (217) 789-2500
                                --------------
                        (Depositor's Telephone Number)

                                Ann M. Caparros
                             One Horace Mann Plaza
                         Springfield, Illinois  62715
                         ----------------------------
                    (Name and Address of Agent for Service)

                         Copies of Communications to:

                               Cathy G. O'Kelly
                       Vedder, Price, Kaufman & Kammholz
                           222 North LaSalle Street
                         Chicago, Illinois  60601-1003
                       _________________________________

     It is proposed that this filing will become effective:

     ___Immediately upon filing pursuant to paragraph (b) of Rule 485 _X_On May 20, 1997 pursuant to paragraph (b) of Rule 485
     ___60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___On (date) pursuant to paragraph (a)(1) of Rule 485
     ___75 days after filing pursuant to paragraph (a)(2) of Rule 485
     ___On (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

     ___this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the fiscal year ending December 31, 1996, was filed on February 19, 1997.

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

                 Cross Reference Sheet Required by Rule 495(a)


Item Number in Form N-4                           Caption
-----------------------                           -------

                                                  Part A - Prospectus
                                                  -------------------

 1.  Cover Page                                   Cover

 2.  Definitions                                  Definitions

 3.  Synopsis
     (a)  (b)  (c)                                Summary

     (d)                                          *

 4.  Condensed Financial Information
     (a)  (b)  (c)                                Condensed Financial
                                                  Information

 5.  General Description of Registrant,
     Depositor, and Portfolio Companies
     (a)  (b)  (c)  (d)  (e)  (f)                 Cover; Summary; Horace
                                                  Mann Life Insurance
                                                  Company, The Account and
                                                  The Horace Mann Mutual Funds; Voting Rights

 6.  Deductions
     (a)  (b)  (c)  (d)  (e)                      Summary; Purchasing the Contract;
                                                  Deductions and Expenses

     (f)                                          *

 7.  General Description of Variable
     Annuity Contracts
     (a)  (b)  (c)  (d)                           Summary; Contract Owners' Rights;
                                                  Purchasing the Contract; Transactions; Death
                                                  Benefit Proceeds; Mandatory Minimum
                                                  Distribution; Income Payments; Modification of
                                                  the Contract; Tax Consequences; Other
                                                  Information

 8.  Annuity Period
     (a)  (b)  (c)  (d)  (e)  (f)                 Income Payments; Mandatory Minimum
                                                  Distribution; Transfers



Item Number in Form N-4                           Caption
-----------------------                           -------

                                                  Part A - Prospectus
                                                  -------------------

 9.  Death Benefit
     (a)  (b)                                     Death Benefit Proceeds;
                                                  Tax Consequences

10.  Purchases and Contract Value
     (a)  (b)  (c)  (d)                           Summary; Purchasing the
                                                  Contract; Purchase
                                                  Payments

11.  Redemptions
     (a)  (c)  (e)                                Summary; Surrender Before Commencement of
                                                  Annuity Period; Deferment

     (b)  (d)                                     *

12.  Taxes
     (a)  (b)  (c)                                Surrender Before Commencement of Annuity
                                                  Period; Tax Consequences

13.  Legal Proceedings                            Other Information

14.  Table of Contents of                         Additional Information
     Statement of Additional Information


                  PART B - STATEMENT OF ADDITIONAL INFORMATION
                  --------------------------------------------

15.  Cover Page                                   Cover

16.  Table of Contents                            Table of Contents

17.  General Information and History
     (a)  (b)                                     *

     (c)                                          General Information and History

18.  Services
     (c)                                          Financial Statements

     (a)  (b)  (d)  (e)  (f)                      *

19.  Purchase of Securities Being Offered
     (a)                                          Underwriter

     (b)                                          *


Item Number in Form N-4                           Caption
-----------------------                           -------
20.  Underwriters
     (a)  (b)  (c)                                Underwriter

     (d)                                          *

21.  Calculation of Performance Data
     (b)                                          Investment Experience

     (a)                                          *

22.  Annuity Payments                             *

23.  Financial Statements
     (a)  (b)                                     Financial Statements

                                     PART C
                                     ------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

     *Omitted from the Prospectus or Statement of Additional Information because the Item is not applicable.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORMS 66-3A AND 66-4A

  The variable annuity Contracts issued by Horace Mann Life Insurance Company on Forms 66-3A and 66-4A are no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contracts on Forms 66-3A and 66-4A for a complete description of their provisions.

  1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges. It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses. All Purchase Payments, net of applicable deductions, including premium taxes if applicable, are invested by the Account in shares of Horace Mann Growth Fund. There is no annual maintenance fee or transfer charge.

  2. In lieu of the Asset Charge for mortality, expense and distribution expense risks described in the Prospectus, a charge is deducted from all distributions paid by Horace Mann Growth Fund to the Account or, if the charge is accrued and unpaid, from the value of a Participant's individual account upon withdrawal or transfer from the Account. This charge is computed weekly at the rate of .0075% of the net assets of the Account (.39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.

  3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 4%.

  4. With respect to the group Contract issued on Form 66-4A, if the Annuitant is no longer in the class of eligible Participants or elects not to continue to participate in the group Contract, the Annuitant may elect, within 31 days after the date of termination, to purchase from Horace Mann Life Insurance Company its individual annuity Contract most nearly similar in benefits and provisions to the group Contract. The individual annuity Contract will be issued at the then attained age of the Annuitant and at the same annual Purchase Payment as the group Contract Certificate, unless otherwise agreed to by Horace Mann Life Insurance Company.

FORM 66-3A AND 66-4A CONTRACTS

Contract Owner Transaction Expenses,(/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge...............................................     4.00%
  Death Benefit Risk Charge..........................................     2.00%
  Administration Expense Charge.............................   $.50 per payment
                                                                    plus $10.00
                                                                   issuance fee
Separate Account Annual Asset Charge, as a percentage of
 average account value:
  Mortality Risk ...........................................     0.31%
  Expense Risk .............................................     0.08%
  Total Separate Account Annual Asset Charge.........................     0.39%
Annual Operating Expenses of Growth Fund,(/2/) as a
 percentage of average net assets for the December 31, 1996
 fiscal year:
  Investment Advisory Fees...........................................     0.31%
  Business Management Fees...........................................     0.21%
  Other Expenses.....................................................     0.07%
    Fund Pricing Fee........................................     0.01%
    Custodian Fees..........................................     0.02%
    Miscellaneous (audit, legal, etc.)......................     0.04%
  Total Growth Fund Operating Expenses...............................     0.59%
  Minus Expense Reimbursements and Fee Waivers ......................     0.02%
  Net Fund Operating Expenses .......................................     0.57%

EXAMPLE(/3/)

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
   $1,000 investment, assuming 5% annual return
   on assets:..................................  $80     $99    $120     $180
If you do not surrender your Contract:
  You would pay the following expenses on a
   $1,000 investment, assuming 5% annual return
   on assets:..................................  $80     $99    $120     $180

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1996 calendar year. Actual expenses may be greater or less than those shown.

   THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE
                                    VARIOUS
  COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS
     EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

                  The date of this Supplement is May 1, 1997.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORM 66-2A

  The variable annuity Contract issued by Horace Mann Life Insurance Company on Form 66-2A is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 66-2A for a complete description of its provisions.

  1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges.

  It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses.

  All Purchase Payments, net of applicable deductions including premium taxes if applicable, are invested by the Account in shares of Horace Mann Growth Fund. There is no annual maintenance fee or transfer charge.

  2. In lieu of the Asset Charge for mortality, expense and distribution expense risks described in the Prospectus, a charge is deducted from distributions paid by Horace Mann Growth Fund to the Account or, if the charge is accrued and unpaid, from the value of a Contract Owner's individual account upon withdrawal or transfer from the Account. This charge is computed weekly at the rate of .0075% of the net assets of the Account (.39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.

FORM 66-2A CONTRACTS

Contract Owner Transaction Expenses,(/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge...............................................     4.00%
  Death Benefit Risk Charge..........................................     2.00%
  Administration Expense Charge.............................   $.50 per payment
                                                                    plus $10.00
                                                                   issuance fee
Separate Account Annual Asset Charge, as a percentage of
 average account value:
  Mortality Risk............................................     0.31%
  Expense Risk .............................................     0.08%
  Total Separate Account Annual Asset Charge.........................     0.39%
Annual Operating Expenses of Growth Fund,(/2/) as a
 percentage of average net assets for the December 31, 1996
 fiscal year:
  Investment Advisory Fees...........................................     0.31%
  Business Management Fees...........................................     0.21%
  Other Expenses.....................................................     0.07%
    Fund Pricing Fee........................................     0.01%
    Custodian Fees..........................................     0.02%
    Miscellaneous (audit, legal, etc.)......................     0.04%
  Total Growth Fund Operating Expenses...............................     0.59%
  Minus Expense Reimbursements and Fee Waivers ......................     0.02%
  Net Fund Operating Expenses........................................     0.57%

EXAMPLE(/3/)

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:...................................  $80     $99    $120     $180
If you do not surrender your Contract:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:...................................  $80     $99    $120     $180

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1996 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE
                                    VARIOUS
 COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS
     EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

                  The date of this Supplement is May 1, 1997.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORM 527-GC

  The group variable annuity Contract issued by Horace Mann Life Insurance Company on Form 527-GC is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 527-GC for a complete description of its provisions.

  1. The Contract may be terminated or discontinued by the Group Contract Owner upon written notice to Horace Mann Life Insurance Company. The written notice must specify the date for termination which may not be earlier than 30 days following the date such notice is received by Horace Mann Life Insurance Company. The Contract may be discontinued by Horace Mann Life Insurance Company upon 90 days' written notice to the Group Contract Owner.

  2. If the Contract is terminated or the Annuitant ceases to be in the class of eligible Annuitants, the Annuitant may elect within 90 days thereafter to purchase from Horace Mann Life Insurance Company the individual annuity Contract most similar in benefits and provisions to those of the Annuitant's Certificate.

  3. At the end of each fiscal year, Horace Mann Life Insurance Company may, in its discretion, determine an experience credit to be equitably applied based on the mortality experience and administration costs of the Contract.

  4. The Contract's minimum Purchase Payment is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 in any Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each payment. All Purchase Payments net of applicable deductions, are invested by the Account in shares of Horace Mann Growth Fund. There is no annual maintenance charge or transfer charge.

  5. In lieu of the Asset Charge for mortality, expense and distribution expense risk described in the Prospectus, a charge for mortality and expense risks, computed weekly at the rate of .005575% of the net assets of the Account (approximately .29% on an annual basis), will be deducted from dividends and other distributions paid by Horace Mann Growth Fund to the Account or to the extent such distributions are accrued and unpaid, from the value of a Participant's account upon withdrawal or transfer of the Participant's interest out of the Account. It is estimated that .24% is for mortality risk and .05% is for expense risk.

  6. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

FORM 527-GC CONTRACTS

Contract Owner Transaction Expenses,(/1/) as a percentage
 of Purchase Payments:
  Sales Expense Charge..............................................     3.20%
  Death Benefit Risk Charge.........................................     0.20%
  Administration Expense Charge...........................      $1.60 and $.50
                                                              per payment plus
                                                           $20.00 issuance fee
Separate Account Annual Asset Charge, as a percentage of
 total net assets:
  Mortality Risk..........................................     0.24%
  Expense Risk............................................     0.05%
  Total Separate Account Annual Asset Charge........................     0.29%
Annual Operating Expenses of Growth Fund,(/2/) as a
 percentage of average net assets for the December 31,
 1996 fiscal year:
  Investment Advisory Fees..........................................     0.31%
  Business Management Fees..........................................     0.21%
  Other Expenses....................................................     0.07%
    Fund Pricing Fee......................................     0.01%
    Custodian Fees........................................     0.02%
    Miscellaneous (audit, legal, etc.)....................     0.04%
  Total Growth Fund Operating Expenses..............................     0.59%
  Minus Expense Reimbursements and Fee Waivers......................     0.02%
  Net Fund Operating Expenses.......................................     0.57%

EXAMPLE(/3/)

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
   $1,000 investment, assuming 5% annual return
   on assets:..................................  $79     $96    $115     $169
If you do not surrender your Contract:
  You would pay the following expenses on a
   $1,000 investment, assuming 5% annual return
   on assets:..................................  $79     $96    $115     $169

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE, should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1996 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE
                                    VARIOUS
 COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS
     EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

                  The date of this Supplement is May 1, 1997.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORM 529

  The individual variable annuity Contract issued by Horace Mann Life Insurance Company on Form 529 is no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 529 for a complete description of its provisions.

  1. The Contract's minimum Purchase Payment (gross stipulated payment) is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 per Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each Purchase Payment. All Purchase Payments, net of applicable deductions, are invested by the Account in shares of Horace Mann Growth Fund. There is no annual maintenance charge or transfer charge.

  2. In lieu of the Asset Charge for mortality, expense and distribution expense risk described in the Prospectus, a charge for mortality and expense risks, computed weekly at the rate of .005575% of the net assets of the Account (approximately .29% on an annual basis), will be deducted from dividends and other distributions paid by Horace Mann Growth Fund to the Account, or to the extent such distributions are accrued and unpaid, from the value of a Contract Owner's account upon withdrawal or transfer of the Contract Owner's interest out of the Account. It is estimated that .24% of such charge is for mortality risk and .05% is for expense risk.

  3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

FORM 529 CONTRACTS

Contract Owner Transaction Expenses,(/1/) as a percentage of
 Purchase Payments:
  Sales Expense Charge..................................................  3.20%
  Death Benefit Risk Charge.............................................  0.20%
  Administration Expense Charge...................................    $1.60 and
                                                                           $.50
                                                                    per payment
                                                                    plus $20.00
                                                                       issuance
                                                                            fee
Separate Account Annual Asset Charge, as a percentage of total net assets:
  Mortality Risk..................................................  0.24%
  Expense Risk....................................................  0.05%
  Total Separate Account Annual Asset Charge............................  0.29%
Annual Operating Expenses of Growth Fund,(/2/) as a percentage of average net assets for the December 31, 1996 fiscal year:
  Investment Advisory Fees..............................................  0.31%
  Business Management Fees..............................................  0.21%
  Other Expenses........................................................  0.07%
    Fund Pricing Fee..............................................  0.01%
    Custodian Fees................................................  0.02%
    Miscellaneous (audit, legal, etc.)............................  0.04%
  Total Growth Fund Operating Expenses..................................  0.59%
  Minus Expense Reimbursements and Fee Waivers .........................  0.02%
  Net Fund Operating Expenses ..........................................  0.57%

EXAMPLE(/3/)

                                              1 YEAR  3 YEARS  5 YEARS 10 YEARS
                                              ------- -------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual re-
  turn on assets:............................   $79     $96     $115     $169
If you do not surrender your Contract:
  You would pay the following expenses on a
  $1,000 investment, assuming 5% annual re-
  turn on assets:............................   $79     $96     $115     $169

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)The Operating Expenses of the Growth Fund are borne indirectly by Contract Owners.

(/3/)The EXAMPLE, should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 1996 calendar year. Actual expenses may be greater or less than those shown.

  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE
                                    VARIOUS
 COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS
     EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE GROWTH FUND.

                                --------------

                  The date of this Supplement is May 1, 1997.

                                  Prospectus
                    Variable tax deferred annuity contracts
                       Qualified and non-qualified plans

                      Horace Mann Life Insurance Company
                               Separate Account
                               May 1, 1997

INDIVIDUAL SINGLE PAYMENT AND INDIVIDUAL AND GROUP FLEXIBLE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

  This Prospectus offers combination fixed and variable annuity contracts to individuals, as single payment contracts, and to individuals and groups, as flexible payment contracts, issued by Horace Mann Life Insurance Company ("HMLIC") in connection with retirement plans or arrangements some of which may qualify for special tax treatment under the Internal Revenue Code as amended. Amounts transferred to Horace Mann Life Insurance Company Separate Account as directed by a Participant or Contract Owner are invested in one or more of seven Subaccounts. Each Subaccount in turn purchases shares in a corresponding portfolio of the Horace Mann Mutual Funds, an open-end diversified management investment company. The Horace Mann Mutual Funds consist of:

  Horace Mann Growth Fund--a fund investing primarily in common stocks.

  Horace Mann Small Cap Growth Fund--a fund investing in equity securities of small cap companies with earnings growth potential.

  Horace Mann International Equity Fund--a fund investing in marketable foreign equity securities.

  Horace Mann Socially Responsible Fund--a fund investing in equity securities of United States-based companies which are determined to be socially responsible pursuant to criteria set forth in the fund's Prospectus.

  Horace Mann Balanced Fund--a fund investing in common stocks, debt securities and money market instruments.

  Horace Mann Income Fund--a fund investing primarily in debt securities.

  Horace Mann Short-Term Investment Fund--a fund investing in short-term debt instruments.

  The funds listed above collectively are referred to as the "Funds."

  This Prospectus sets forth concisely the information a prospective investor should know before investing. Additional information about the Horace Mann Life Insurance Company Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 1997, and is incorporated herein by reference. The Statement of Additional Information is available upon request, without charge, by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The Table of Contents of the Statement of Additional Information appears on page 19 of this Prospectus.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE
                                    FUNDS.*
          BOTH PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING
                      AND RETAINED FOR FUTURE REFERENCE.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The date of this Prospectus is May 1, 1997.

*The Funds' Prospectus follows page 19 of the Horace Mann Life Insurance Company Separate Account Prospectus.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

TOPIC                                                                       PAGE
-----                                                                       ----
DEFINITIONS...............................................................    3
SUMMARY...................................................................    4
CONDENSED FINANCIAL INFORMATION...........................................    8
HORACE MANN LIFE INSURANCE COMPANY, THE ACCOUNT AND THE HORACE MANN MUTUAL
 FUNDS....................................................................   10
  Horace Mann Life Insurance Company......................................   10
  The Account.............................................................   10
  The Horace Mann Mutual Funds............................................   10
THE CONTRACT..............................................................   11
  Contract Owners' Rights.................................................   11
  Purchasing the Contract.................................................   11
  Purchase Payments.......................................................   11
    Amount and Frequency of Purchase Payments.............................   11
    Allocation of Purchase Payments.......................................   11
    Accumulation Units and Accumulation Unit Value........................   11
  Transactions............................................................   11
    Transfers.............................................................   11
    Changes in Allocation Instructions....................................   12
    Surrender Before Commencement of Annuity Period.......................   12
    Deferment.............................................................   13
    Confirmations.........................................................   13
  Deductions and Expenses.................................................   13
    Annual Maintenance Charge.............................................   13
    Asset Charge for Mortality, Expense and Distribution Expense Risks....   13
    Operating Expenses of the Horace Mann Mutual Funds....................   13
    Premium Taxes.........................................................   13
  Death Benefit Proceeds..................................................   13
  Mandatory Minimum Distribution..........................................   14
  Income Payments.........................................................   14
    Income Payment Options................................................   14
    Amount of Fixed and Variable Income Payments..........................   15
  Misstatement of Age.....................................................   16
  Modification of the Contract............................................   16
TAX CONSEQUENCES..........................................................   16
  Separate Account........................................................   16
  Contract Owners.........................................................   16
    Contributions.........................................................   16
    Distributions Under Qualified Contracts...............................   17
    Distributions Under Non-Qualified Contracts...........................   17
    Penalty Tax...........................................................   18
VOTING RIGHTS.............................................................   18
OTHER INFORMATION.........................................................   18
ADDITIONAL INFORMATION....................................................   19

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
-------------------------------------------------------------------------------
  ACCOUNT: Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of seven Subaccounts each of which invests in the corresponding Horace Mann Fund. The Account was established by Horace Mann Life Insurance Company under Illinois law and registered as a unit investment trust under the Investment Company Act of 1940.

  ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Income Payments begin.

  ANNUITANT: The recipient of Income Payments.

  ANNUITY PERIOD: The period during which income payments are made to the Annuitant or the last surviving Joint Annuitant, if any.

  ANNUITY UNIT: A unit of measurement used in determining the amount of variable Income Payment during the annuity period.

  CERTIFICATE: Each Participant under a group Contract is issued a Certificate summarizing the provisions of the Contract and showing participation in the retirement plan adopted by the Contract Owner.

  CONTRACT: This Prospectus offers combination fixed and variable annuity Contracts to individuals as single payment Contracts and to both individuals and groups as flexible payment Contracts. The term "Contract" in this Prospectus generally will be used to describe Contracts issued to individuals and Certificates issued to Participants in a group plan.

  CONTRACT OWNER: The individual or entity to whom the Contract is issued. Under a group contract, all references to the Contract Owner refer to the Participant in a group plan.

  CONTRACT YEAR: A year measured from the date a Contract (or a Certificate) was issued to an individual Contract Owner (or a Participant) and each anniversary of this date.

  FUNDS: The Horace Mann Mutual Funds consist of seven portfolios: Horace Mann Growth Fund ("Growth Fund"), Horace Mann Small Cap Growth Fund ("Small Cap Growth Fund"), Horace Mann International Equity Fund ("International Equity Fund"), Horace Mann Socially Responsible Fund ("Socially Responsible Fund"), Horace Mann Balanced Fund ("Balanced Fund"), Horace Mann Income Fund ("Income Fund") and Horace Mann Short-Term Investment Fund ("Short-Term Fund"). The Fund is an open-end, diversified, management investment company registered under the Investment Company Act of 1940.

  INCOME PAYMENTS: A series of payments that may be for life; for life with a minimum number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any subaccount. A variable annuity provides a series of payments that vary in amount depending upon the investment experience of the Subaccount(s) selected by the Contract Owner.

  MATURITY DATE: The date Income Payments begin. The individual Contracts offered by this Prospectus describe the criteria for determining Maturity Dates.

  In addition, tax qualified plans often place certain limitations upon election of a Maturity Date. Generally, distributions under tax qualified plans must begin by April 1 following the calendar year in which the Contract Owner or Participant reaches age 70 1/2. See "The Contract--Mandatory Minimum Distribution."

  NET PURCHASE PAYMENT: The balance of each Purchase Payment received by Horace Mann Life Insurance Company after deducting any applicable premium taxes, or the balance of any transfer amount from other Subaccounts after applicable charges, or dividends reinvested after applicable charges.

  PARTICIPANT: A person to whom a Certificate showing participation under a group Contract has been issued.

  PURCHASE PAYMENT: An amount paid to Horace Mann Life Insurance Company as consideration for the Contract, the amount transferred from other Subaccounts, and any dividends reinvested.

  QUALIFIED PLAN: A tax-sheltered annuity as defined in Section 403(b) or a simplified employee pension plan as defined in Section 408(k) of the Internal Revenue Code. IRAs as defined in Section 408(b) could be qualified in some situations.

  SUBACCOUNT: A division of the Separate Account of Horace Mann Life Insurance Company which invests in shares of the corresponding portfolio of the Horace Mann Mutual Funds.

  SURRENDER CHARGE: (a contingent deferred sales charge) An amount kept by Horace Mann Life Insurance Company if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate Horace Mann Life Insurance Company for the cost of selling the product.

  VALUATION DATE: The Valuation Date ends at the earlier of 3:00 p.m. central time or at the closing of the New York Stock Exchange. No valuations are made for any day that the New York Stock Exchange is closed. For 1997 no valuations are made for the day after Thanksgiving or December 26, 1997, and for 1998, prior to the expiration of this Prospectus, January 2, 1998.

  VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

SUMMARY
-------------------------------------------------------------------------------

  This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further information can be found in this Prospectus, the HMLIC Separate Account Statement of Additional Information, and the Contract. This Prospectus is intended to serve as a disclosure document for the variable portion of the Contracts only. As used in this Prospectus, "variable" means that the value depends on the investment performance of the portfolio selected from the Horace Mann Mutual Funds. For information regarding the fixed portion, refer to the Contract.

  Detailed information about the Horace Mann Mutual Funds is contained in the Funds' Prospectus which immediately follows this Prospectus for Horace Mann Life Insurance Company Separate Account, and the Fund's Statement of Additional Information. Each Fund's expenses, including advisory and management fees, are found in the Table of Annual Operating Expenses shown on page 6 of this Summary.

WHAT IS "THE SEPARATE ACCOUNT"?

  HMLIC established the Horace Mann Life Insurance Company Separate Account (the "Account") to segregate assets dedicated to the variable portion of the combination fixed and variable Contracts offered herein. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Account consists of seven Subaccounts, each investing solely in shares of the corresponding portfolio of the Horace Mann Mutual Funds: Growth Fund, Small Cap Growth Fund, International Equity Fund, Socially Responsible Fund, Balanced Fund, Income Fund and Short-Term Fund.

WHO MAY PURCHASE A HORACE MANN ANNUITY OFFERED BY THIS PROSPECTUS?

  Individuals, as well as groups, may purchase the combination fixed and variable flexible payment annuity. Individuals may also purchase the single payment plan. The Contracts offered by this Prospectus are designed to provide retirement benefits in connection with Section 403(b) Annuities, Individual Retirement Annuities ("IRAs"), Simplified Employee Pension Plans ("SEPs") and non-qualified Retirement Annuities.

  The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel, who are registered representatives of Horace Mann Investors, Inc. ("Investors"). HMLIC has entered into a distribution agreement with Investors an affiliated broker-dealer registered under the Securities and Exchange Act of 1934. Investors is a member of the National Association of Securities Dealers, Inc. (NASD).

IS THERE A MINIMUM PURCHASE PAYMENT?

  The minimum annual Purchase Payment under a flexible payment Contract during any Contract Year is $225. The minimum Purchase Payment under a single payment Contract is $5,000. No Purchase Payments are required after the first Contract Year. Contract Owners may elect to allocate all or part of the Purchase Payments to one or more Subaccount(s). The minimum Purchase Payment allocated to any Subaccount within any given Contract Year must equal or exceed $100.

WHAT ARE MY INVESTMENT CHOICES?
  (a) SEPARATE ACCOUNT

  Includes seven Subaccounts:

  GROWTH FUND--a fund investing primarily in common stocks.

  SMALL CAP GROWTH FUND--a fund investing in equity securities of small cap companies with earnings growth potential.

  INTERNATIONAL EQUITY FUND--a fund investing in marketable foreign equity securities.

  SOCIALLY RESPONSIBLE FUND--a fund investing in equity securities of United States-based companies which are determined to be socially responsible pursuant to criteria set forth in the funds prospectus.

  BALANCED FUND--a fund investing in common stocks, debt securities and money market instruments.

  INCOME FUND--a fund investing primarily in debt securities.

  SHORT-TERM FUND--a fund investing in short-term debt instruments.

  (b) FIXED ACCOUNT (See the Contract)

  At anytime before the Contract's Maturity Date, amounts may be transferred from one Subaccount to another, and to and from the fixed portion of the Contract. (Transfers from the fixed portion of the Contract into a Subaccount are treated like any other partial withdrawal from the fixed portion of the Contract, except that no surrender charge is imposed.) The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount, whichever is less. See "The Contract-- Transactions--Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE MATURITY DATE?

  Unless restricted by his or her retirement plan or by the Internal Revenue Code (IRC), a Contract Owner may at any time before the Maturity Date surrender his or her Contract in whole or withdraw in part for cash. Partial withdrawals are subject to a $100 minimum. Each surrender or partial withdrawal is processed on the basis of the net asset value(s) of an accumulation unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described on page 12 in this Prospectus.

WHAT ARE THE CHARGES OR DEDUCTIONS?
  Contracts are subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0 to 3.5%.

  An asset charge, computed weekly, is deducted from the account value for mortality risk, expense risk, and distribution risk. This charge will not exceed 1.35% of the Contract Owner's average value in a Subaccount, on an annual basis.

  A fixed annual maintenance charge of $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.

  No deduction for sales expense is charged on Purchase Payments, but a surrender charge is assessed against certain withdrawals and surrenders. In the first Contract Year the charge is 8% of the amount withdrawn for the Flexible Payment Contract and 5% for the Single Premium Contract. The charge is on a decreasing scale and by the 6th Contract Year has vanished. The charge is taken from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. In no event will the charges exceed 8.5% of the Net Purchase Payments to the Subaccount(s). See "The Contract--Transactions-- Surrender Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?
  The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) Contracts except under certain circumstances. See "Tax Consequences." This Contract might not be suitable for short-term investment. See "The Contract-- Transactions--Surrender Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

  Subject to various state insurance laws, generally the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract and will receive the market value of the assets purchased by payments paid to the Account, less any taxes.

WHEN CAN I BEGIN RECEIVING INCOME PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?
  Payments will begin on the Maturity Date selected by the Contract Owner. Variable Income Payments are made in monthly installments. A lump sum payment may be made, however, if the total Contract value is less than $2,000 or if monthly Income Payments at the Maturity Date would be less than $20. An optional Maturity Date and various income payment options are available under the Contract.

  Income Payments may be fixed or variable or a combination of fixed and variable payments. The following options are available for receiving Income
Payments: Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.

TABLE OF ANNUAL OPERATING EXPENSES
-------------------------------------------------------------------------------

  The following is a summary of costs and expenses borne by the Contract Owner in connection with an investment in the Account.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Contract Owner Transaction Expenses:(/1/)
  Maximum Surrender Charge as a percentage of redemption proceeds(/2/)
    --for Single Payment Contracts......................................  5.00%
    --for Flexible Payment Contracts....................................  8.00%
Annual Maintenance Charge(/3/)..........................................    $25
Separate Account Annual Asset Charge, as a percentage of average account value:
  Mortality Risk........................................................  0.45%
  Expense Risk..........................................................  0.15%
  Distribution Expense Risk.............................................  0.75%
Total Separate Account Annual Asset Charge..............................  1.35%

HORACE MANN MUTUAL FUNDS

  Annual Operating Expenses of the Horace Mann Mutual Funds, as a percentage of average daily net assets (net of reimbursements and fee waivers):

                                       SMALL CAP  INTERNATIONAL     SOCIALLY                                  SHORT-
                          GROWTH(/5/) GROWTH(/7/)  EQUITY(/7/)  RESPONSIBLE(/7/) BALANCED(/5/) INCOME(/5/)   TERM(/5/)
                             FUND        FUND         FUND            FUND           FUND         FUND         FUND
                          ----------- ----------- ------------- ---------------- ------------- -----------   ---------
Management Fees (after
 waiver)................     0.52%       1.00%        0.70%          0.55%           0.50%        0.47%        0.35%
Other Expenses..........     0.05%       0.34%        0.34%          0.34%           0.04%        0.23%        0.18%
                             -----       -----        -----          -----           -----        -----        -----
Total Fund Operating
 Expense (after waiver).     0.57%       1.34%        1.04%          0.89%           0.54%        0.70%(/4/)   0.53%(/6/)

(/1/)Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(/2/)In some cases, the Surrender Charge does not apply. See "The Contract-- Transactions--Surrender Before Commencement of Annuity Period."

(/3/)The annual maintenance charge equals $25 per year, unless the Contract value equals or exceeds $10,000 at each anniversary. The annual maintenance charge is not deducted after the Maturity Date.

(/4/)Total Fund Operating Expenses of the Income Fund for the year ended December 31, 1996, without any waivers or expense reimbursements, were 0.91%. Net operating expenses of the Income Fund, adjusted for business management fees waived by Investors, were 0.70%.

(/5/)The expenses are shown for the fiscal year ending December 31, 1996.

(/6/)Total Fund Operating Expenses for the Short-Term Fund for the year ended December 31, 1996, without any waivers or expense reimbursements, were 2.44%. Net operating expenses of the Short-Term Fund, adjusted for business management fees waived by Investors, were 0.53%.

(/7/)The expenses are shown based on estimated amounts for the current fiscal year. The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund commenced operations on March 10, 1997. Horace Mann Investors, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses during the first year of the Funds' operations. The effect of this reduction in the management fee and reimbursement of expenses is reflected in the above table. Without such waiver, the management fee and total fund operating expenses, respectively, would be expected to be: 1.40% and 4.32% for the Small Cap Growth Fund; 1.10% and 4.30% for the International Equity Fund; and 0.95% and 3.87% for the Socially Responsible Fund.

EXAMPLE(/1/)

                                SMALL CAP                SOCIALLY                   SHORT-
                         GROWTH  GROWTH   INTERNATIONAL RESPONSIBLE BALANCED INCOME  TERM
                          FUND    FUND     EQUITY FUND     FUND       FUND    FUND   FUND
                         ------ --------- ------------- ----------- -------- ------ ------
FOR FLEXIBLE PAYMENT
 CONTRACTS
If you surrender your
Contract at the end of
the applicable time
period:
You would pay the
following expenses on a
$1,000 investment,
assuming 5% annual
return on assets:
  1 year                  $103    $110        $107         $106       $103    $104   $103
  3 years                 $129    $151        $143         $139       $129    $133   $128
  5 years                 $110                                        $108    $116   $108
  10 years                $237                                        $234    $250   $233
If you do not surrender
your Contract:
You would pay the
following expenses on a
$1,000 investment,
assuming 5% annual
return on assets:
  1 year                  $ 21    $ 28        $ 25         $ 24       $ 20    $ 22   $ 20
  3 years                 $ 64    $ 87        $ 78         $ 74       $ 63    $ 68   $ 63
  5 years                 $110                                        $108    $116   $108
  10 years                $237                                        $234    $250   $233
FOR SINGLE PAYMENT
CONTRACTS
If you surrender your
Contract at the end of
the applicable time
period:
You would pay the
following expenses on a
$1,000 investment,
assuming 5% annual
return on assets:
  1 year                  $ 72    $ 80        $ 77         $ 75       $ 72    $ 73   $ 72
  3 years                 $ 97    $119        $111         $106       $ 96    $101   $ 96
  5 years                 $110                                        $108    $116   $108
  10 years                $237                                        $234    $250   $233
If you do not surrender
your Contract:
You would pay the
following expenses on a
$1,000 investment,
assuming 5% annual
return on assets:
  1 year                  $ 21    $ 28        $ 25         $ 24       $ 20    $ 22   $ 20
  3 years                 $ 64    $ 87        $ 78         $ 74       $ 63    $ 68   $ 63
  5 years                 $110                                        $108    $116   $108
  10 years                $237                                        $234    $250   $233

(/1/)The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the "Other Expenses" shown on the fee table and average cash value of the average number of annuity Contracts in the accumulation phase during the 1996 calendar year. The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund commenced operations on March 10, 1997; thus, estimates of expenses in the example are shown for only the one and three year periods. Actual expenses may be greater or less than those shown. There is no assumption for premium taxes, applicable in certain states, in these examples.

  THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE
                                    VARIOUS
 COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS
      EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE UNDERLYING
              FUNDS. SEE "THE CONTRACT-DEDUCTIONS AND EXPENSES."

CONDENSED FINANCIAL INFORMATION
-------------------------------------------------------------------------------

  The following information is taken from the Separate Account financial statements. Condensed financial information is not available for the Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund because they each commenced operations on March 10, 1997. Please read the financial statements in conjunction with this information and the Statement of Additional Information.

                                    ACCUMULATION ACCUMULATION   # UNITS
                                     UNIT VALUE   UNIT VALUE  OUTSTANDING
                                    BEGINNING OF    END OF      END OF
                         YEAR ENDED    PERIOD       PERIOD      PERIOD
                         ---------- ------------ ------------ -----------
        GROWTH FUND       12/31/96     $21.66       $23.76    13,503,527
                          12/31/95      17.64        21.66     9,499,642
                          12/31/94      19.85        17.64     7,444,937
                          12/31/93      19.49        19.85     5,271,528
                          12/31/92      19.15        19.49     3,847,269
                          12/31/91      16.64        19.15     3,244,626
                          12/31/90      18.88        16.64     2,748,244
                          12/31/89      17.30        18.88     2,349,405
                          12/31/88      16.00        17.30     2,110,447
                          12/31/87      21.29        16.00     1,959,967
        BALANCED FUND     12/31/96     $18.00       $18.94    15,151,785
                          12/31/95      15.26        18.00    12,085,917
                          12/31/94      16.72        15.26    10,010,131
                          12/31/93      16.22        16.72     7,470,133
                          12/31/92      15.91        16.22     5,352,185
                          12/31/91      14.19        15.91     4,274,088
                          12/31/90      15.10        14.19     3,528,857
                          12/31/89      13.48        15.10     2,697,026
                          12/31/88      12.71        13.48     2,142,638
                          12/31/87      14.91        12.71     1,644,390
        INCOME FUND       12/31/96     $13.03       $12.69       817,803
                          12/31/95      12.02        13.03       776,272
                          12/31/94      13.06        12.02       746,535
                          12/31/93      12.95        13.06       694,843
                          12/31/92      12.92        12.95       566,223
                          12/31/91      12.26        12.92       473,423
                          12/31/90      12.35        12.26       415,716
                          12/31/89      11.64        12.35       346,639
                          12/31/88      11.59        11.64       279,341
                          12/31/87      13.96        11.59       207,215
        SHORT-TERM FUND   12/31/96     $10.00       $10.03       112,004
                          12/31/95      10.08        10.00        95,982
                          12/31/94      10.07        10.08       103,526
                          12/31/93      10.09        10.07       106,595
                          12/31/92      10.10        10.09        99,345
                          12/31/91      10.37        10.10        94,194
                          12/31/90      10.73        10.37       106,548
                          12/31/89      10.49        10.73        96,997
                          12/31/88      10.25        10.49        98,300
                          12/31/87      11.17        10.25        72,271

  Accumulation Unit Values shown above are reduced annually for dividend distributions from each underlying mutual fund. Dividend distributions are used to purchase additional Accumulation Units.

  Financial statements of the Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, or by telephoning (217) 789-2500 or
(800) 999-1030 (toll-free).

  From time to time the Account may advertise total return for the subaccount. Total return may be used for all seven subaccounts. Total return performance figures represent past performance and are not intended to indicate future performance. Investment return and the principal value of an investment may fluctuate. A Contract Owner's shares, when redeemed, may be worth more or less than their original cost. Total return is computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending redeemable value.

  All recurring charges shown in the Table of Annual Operating Expenses are reflected in the calculations of the performance figures. Any nonrecurring charges are also reflected in the calculation of the performance figures. Total return may be calculated to reflect the fact that certain expenses have been reimbursed or waived. In addition, total return calculations assume redemption at the end of the stated period and, therefore, reflect the applicable Surrender Charge. However, comparative figures may be presented that do not assume redemption and do not reflect the Surrender Charge.

HORACE MANN LIFE INSURANCE COMPANY,

THE ACCOUNT AND

THE HORACE MANN MUTUAL FUNDS

HORACE MANN LIFE INSURANCE COMPANY
  Horace Mann Life Insurance Company ("HMLIC") located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

  HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

THE ACCOUNT
  On October 9, 1965, HMLIC established the Account under Illinois law. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Account and each subaccount are administered and accounted for as a part of the business of HMLIC. However, the income gains and losses, whether or not realized, of each subaccount are credited to or charged against the amounts allocated to that subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining subaccounts or of HMLIC. The assets of the Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Income Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amount of variable Income Payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the subaccounts.

THE HORACE MANN MUTUAL FUNDS

  The Horace Mann Mutual Funds ("Funds") are an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Funds issue shares of common stock that are continually offered for sale. The Funds, advised by Horace Mann Investors, Inc. ("Investors"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Investors has entered into an agreement with an investment subadviser for each of the Funds whereby the subadviser manages the investment and reinvestment of the assets of a Fund.

  The primary investment objective of the Growth Fund is long-term capital growth; conservation of principal and production of income are secondary objectives. The Growth Fund invests primarily in common stocks. Wellington Management, LLP serves as the investment subadviser to the Growth Fund.

  The investment objective of the Small Cap Growth Fund is long-term capital appreciation through small cap stocks with earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which the subadviser considers to have favorable and above-average earnings growth prospects. PNC Equity Advisers Company serves as investment subadviser to the Small Cap Growth Fund.

  The primary investment objective of the International Equity Fund is long term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Scudder, Stevens & Clark, Inc. serves as the investment subadviser to the International Equity Fund.

  The investment objective of the Socially Responsible Fund is long term capital growth, above average current income and growth of income. The Socially Responsible Fund invests primarily in marketable equity securities, including common stocks, preferred stocks, and debt securities convertible into common stocks of seasoned financially strong U.S.-based companies. Investments in equity securities are limited to issuers which the subadviser determines:

    1. Do not produce tobacco products;

    2. Do not produce alcoholic beverages;

    3. Do not own and/or operate casinos or manufacture gaming devices;

    4. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

    5. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

    6. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

  Scudder, Stevens & Clark, Inc. serves as the investment subadviser to the Socially Responsible Fund.

  The primary investment objective of the Balanced Fund is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments. Wellington Management, LLP serves as the investment subadviser to the Balanced Fund.

  The primary investment objective of the Income Fund is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests primarily in debt securities. Wellington Management Company, LLP serves as the investment subadviser to the Income Fund.

  The primary investment objective of the Short-Term Fund is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Wellington Management, LLP serves as the investment subadviser to the Short-Term Fund.

  Detailed information on the Funds is contained in the Funds' Prospectus which accompanies this Prospectus.

THE CONTRACT

CONTRACT OWNERS' RIGHTS
  A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC or on a non-qualified basis. Qualified and non-qualified contracts receive different tax treatment. See "Tax Consequences."

  To participate in a qualified plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument, and/or applicable provisions of the IRC.

  Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, to designate a payee and to agree to a modification of the Contract terms.

  This Prospectus describes only the variable portions of the Contract. On the Maturity Date, the Contract Owner has limited rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Income Payments.

PURCHASING THE CONTRACT
  The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of Investors. HMLIC has entered into a distribution agreement with Investors, principal underwriter of the Account. Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation.

  In order to purchase a Contract offered by this Prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a Contract issued pursuant to Section 403(b) of the IRC, the applicant must also submit a signed acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For an Individual Retirement Annuity ("IRA") or a Contract issued under a simplified employee pension plan, the applicant must also sign an IRA disclosure form.

  Applications for Contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request that the applicant furnish additional information needed to process the application. The initial Purchase Payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial Purchase Payment, unless otherwise directed by the applicant.

  Sales commissions are paid by HMLIC. Sales commissions typically range from 1% to 6% of Purchase Payments received.

PURCHASE PAYMENTS
  AMOUNT AND FREQUENCY OF PURCHASE PAYMENTS--The minimum acceptable annual Purchase Payment under a flexible payment Contract is $225. No Purchase Payments are required after the first Contract Year. Payments may be made in lump sum or installments. The minimum acceptable monthly Purchase Payment is $25. The minimum acceptable Purchase Payment under a single payment Contract is $5,000.

  The IRC limits the amounts which may be contributed to qualified plans. See "Tax Consequences--Contract Owners Contributions."

  ALLOCATION OF PURCHASE PAYMENTS--All or part of the Purchase Payments made may be allocated to one or more subaccounts. The minimum Purchase Payment amount allocated to any subaccount in any given Contract Year must equal or exceed $100.

  ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE--The number of Accumulation Units purchased by Purchase Payments is determined by dividing the dollar amount credited to each subaccount by the applicable accumulation unit value next determined following receipt of the payment by HMLIC.

  Accumulation Units are valued on each Valuation Date. The accumulation unit value of each subaccount is equal to the net asset value of the underlying Fund (computed by dividing the net assets of a mutual fund by the outstanding number of mutual fund shares on each Valuation Date). Dividends declared by the underlying Fund of each subaccount, net of applicable deductions and charges, are used to purchase additional Accumulation Units. To the extent that deductions and charges exceed dividends, Accumulation Units will be surrendered. The accumulation unit value of the Growth Fund was established at $16.87 on October 9, 1965. The accumulation unit value of the Balanced Fund, Income Fund and Short-Term Investment Fund was established at $10.00 on February 1, 1983. The accumulation unit value of the Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund was established at $10.00 on March 10, 1997.

TRANSACTIONS
  TRANSFERS--Amounts may be transferred from one subaccount to another, and to and from the fixed portion of the Contract, prior to the Maturity Date. (Transfers from the fixed portion of the Contract into a subaccount are treated like any other partial withdrawal from the fixed portion, except that no charges are imposed). The minimum amount that can be transferred is $100 or the entire dollar value of the subaccount(s), whichever is less.

  A Contract Owner may elect to transfer funds between subaccounts by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling (800) 999-1030. Telefacsimile (FAX) transmissions of the request also will be accepted if sent to (217) 527-2307. The request must: (1) be signed by the Contract Owner or, for telephone transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state either the dollar amount or the number of accumulation units to be transferred. The request also must specify the subaccounts from which and to which the transfer is to be made. Transfers are effective either on a date specified in the request, provided that date falls on or after receipt of the request at the Home Office, or on the first Valuation Date following receipt of the request by the Home Office.

  Up to twelve transfers may be pre-scheduled at any point in time. The twelve transfers cannot extend beyond a twelve month period. A signed written request or form must be completed. See "Other Information-Forms Availability." If a Contract Owner decides to cancel a pre-scheduled transfer arrangement, he or she should notify the Home Office in writing prior to the next designated transfer date.

  CHANGES IN ALLOCATION INSTRUCTIONS--A Contract Owner may elect to change the allocation of future Purchase Payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by sending a telefacsimile (FAX) transmission to (217) 527-2307. The request must: (1) be signed by the Contract Owner, (2) include the Contract Owner's name and Contract number, and (3) specify the new allocation percentage for each subaccount. If allocations are made to the fixed portion of the Contract or to one or more subaccounts, the percentages must total 100%. Changes in allocation instructions are effective either on a date specified in the request, provided that date falls on or after receipt of the request in the Home Office, or on the first Valuation Date following receipt of the request by the Home Office. See "Other Information-Forms Availability."

  SURRENDER BEFORE COMMENCEMENT OF ANNUITY PERIOD--Values may not be withdrawn from Section 403(b) Contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Income Payments begin.

  The surrender or partial withdrawal value is determined on the basis of the accumulation unit value next computed following the receipt of the request for surrender or partial withdrawal. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

  A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A surrender or partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences and Other Information-Forms Availability."

  Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at the Home Office, or on the first Valuation Date following receipt of the request at the Home Office.

  Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a subaccount to less than $100. A complete surrender may be made at any time, unless otherwise restricted by the retirement plan or the IRC.

  Surrenders and partial withdrawals from any variable subaccount are subject to the following Surrender Charges:

       DURING                         FLEXIBLE                                             SINGLE
      CONTRACT                         PAYMENT                                             PAYMENT
        YEAR                          CONTRACTS                                           CONTRACTS
         1                               8%                                                  5%
         2                               8%                                                  4%
         3                               6%                                                  3%
         4                               4%                                                  2%
         5                               2%                                                  1%
     Thereafter                          0%                                                  0%

Surrender Charges are applied to withdrawals based on the date the account is opened and not on the date the premium is paid.

  Partial withdrawals may be made without charge if (1) the withdrawal does not exceed 15% of the Contract value; (2) the Contract has been in force for two or more Contract Years; and (3) more than twelve months have passed since the date of the last partial withdrawal. Contract value is computed on the first Valuation Date following receipt of the request in good form by the Home Office. If all three conditions are not met, partial withdrawals are subject to Surrender Charges.

  Any request for partial withdrawal, where the withdrawal is subject to a Surrender Charge, will be increased by the amount of the Surrender Charge. For example, a request to withdraw $3,000 at a 4% Surrender Charge will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a Surrender Charge of $125. Any taxes withheld will reduce the dollar amount of the distribution.

  The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the subaccount(s), but will never exceed 8.5% of Net Purchase Payment(s) to a subaccount during the lifetime of the Contract. For example, if a Contract Owner's subaccount value is $12,000 and Purchase Payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the subaccount value), then the Surrender Charge may not exceed 8.5% of $1,666.66 (one sixth of the Purchase Payment(s) to which the withdrawal relates).

  If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

  DEFERMENT--HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Income Payments. The value of the Contract is determined as of the Valuation Date on which the request is received. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the New York Stock Exchange is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine accumulation unit values or annuity unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Account.

  CONFIRMATIONS--HMLIC mails written confirmations of Purchase Payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals, and surrenders, are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

  If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC within three months after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-
1030 (toll free).

DEDUCTIONS AND EXPENSES

  ANNUAL MAINTENANCE CHARGE--An annual maintenance charge of $25 is deducted from each Contract on the Contract anniversary date unless the contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the variable subaccounts have any value.

  Charges for annual maintenance cease once Income Payments begin. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the Contract anniversary date.

  The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the Contract. See below "Charges for Mortality, Expense and Distribution Expense Risks."

  ASSET CHARGE FOR MORTALITY, EXPENSE AND DISTRIBUTION EXPENSE RISKS--For assuming mortality, expense, and distribution risks, HMLIC applies an asset charge to the account value of each Contract. The asset charge for mortality, expense and distribution expense risks, may not exceed the annual rate of 1.35% of the average net variable account value based on the date of calculation (0.45% for mortality risks, 0.15% for expense risks and 0.75% for distribution expense risks); however, HMLIC reserves the right to change the asset charge (subject to the 1.35% ceiling) in the future. The asset charge accumulates on a weekly basis at a rate of .0257205% of the net variable account value as of the date of the calculation. The accumulated value of the asset charge is deducted from each subaccount upon any surrender, partial withdrawal or transfer of value or when dividends are paid, with the necessary number of units, at the then current accumulation unit value, being redeemed to equal the dollar amount of the charges owed.

  OPERATING EXPENSES OF THE HORACE MANN MUTUAL FUNDS--There are deductions from and expenses paid out of the assets of the Funds that are described in the Funds' Prospectus which accompanies this Prospectus.

  PREMIUM TAXES--Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of Purchase Payments made under this Contract. The premium tax, if any, is deducted either when payments are received or when an amount is applied to provide an annuity at the Maturity Date, depending upon the applicable law.

DEATH BENEFIT PROCEEDS
  If a Contract Owner dies before the Maturity Date, the Contract value, or the amount of Purchase Payments less any withdrawals, whichever is greater, will be applied toward the purchase of an income payment option payable to the beneficiary designated by the Contract Owner. The Contract value is determined as of the date proof of death is received by HMLIC from the beneficiary. Proof of death includes a certified death certificate and a completed claimant's statement. The option purchased will be one elected by the Contract Owner. If no option was elected, the beneficiary may elect an income payment option.

  All or part of the death benefit proceeds may be paid to the beneficiary in a lump sum or under one of the income payment options described under "Income Payments-Income Payment Options." If the form of Income Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate.

  For all Contracts issued in connection with this Prospectus, if the Contract Owner dies before Income Payments begin and the designated beneficiary is not a surviving spouse, the IRC requires the complete distribution of proceeds by December 31 of the calendar year of the fifth anniversary of the death; i.e., "the five-year rule." This requirement can be satisfied by an annuity for life or a period certain not exceeding the life expectancy of a designated beneficiary, provided the Income Payments begin no later than December 31 of the calendar year following the Contract Owner's death. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

  If the designated beneficiary is the Contract Owner's surviving spouse, Income Payments may be deferred until April 1 following the calendar year in which the Annuitant would have reached age 70 1/2. For non-qualified annuities, a designated beneficiary which is a surviving spouse may defer distributions until he or she reaches age 70 1/2. However, if the surviving spouse dies before distributions begin under any non-qualified Contract issued in connection with this Prospectus, the five-year rule and its exceptions, explained in the preceding paragraph, will apply to his or her beneficiary.

  If the Contract Owner dies on or after the Maturity Date, the remaining portion of the interest in the Contract undistributed at the time of the Contract Owner's death must be distributed at least as rapidly as under the method of distribution in force at the time of the Contract Owner's death.

MANDATORY MINIMUM DISTRIBUTION
  Qualified plans are subject to distribution requirements of the IRC. A distribution must occur each calendar year once a Contract Owner reaches age 70 1/2. The Contract Owner may elect to defer the first distribution until April 1 of the year following his or her attainment of age 70 1/2. Should the first payment be deferred, the Contract Owner must take two distributions in the calendar year following attainment of age 70 1/2.

  Generally, the amount of the mandatory minimum distribution depends on the Contract value and the life expectancy of the Contract Owner. Under Mandatory Minimum Distribution requirements, distributions must be made for the life (or lives) or a period not exceeding the life expectancy (or joint life expectancy) of the Contract Owner (or the Contract Owner and a designated beneficiary). To begin mandatory distributions the Contract Owner must contact the Home Office at P. O. Box 4657, Springfield, Illinois 62708-4657.

  The Internal Revenue Service has indicated that a Contract Owner who can verify the December 31, 1986 balance in his or her Section 403(b) annuity, can delay distribution of that amount until the end of the calendar year in which he or she turns age 75. At that time, the December 31, 1986 balance is subject to the minimum distribution requirements. The December 31, 1986 balance includes deposits received and any interest earned as of December 31, 1986. Deposits received after that date, interest on those deposits, and interest earned on the December 31, 1986 balance are subject to the age 70 1/2 distribution requirements.

  Failure to take the required distributions results in the imposition of a penalty tax equal to one-half (50%) of the difference between what was and what should have been distributed. In addition, income tax is due on the full amount that should have been distributed. Further, any distribution in excess of the mandatory minimum distribution is subject to a 20% federal income tax withholding. See "Tax Consequences."

INCOME PAYMENTS

  INCOME PAYMENT OPTIONS--The Contract provides for fixed or variable income payment options or a combination of both. The Contract Owner may elect to have Income Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Income Payments a properly completed request form must be received in the Home Office. The request will be processed so that the Income Payments begin on the first of the month following the month of receipt unless a later date is requested and approved by the Company. If a fixed payment option is elected, the variable account value will be transferred to the fixed account on the date the request is received in the Home Office. In addition, if a variable payment is elected, any money in the fixed account will be transferred to the variable account on the date we received the request in the Home Office. Generally, at the time an income payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information--Forms Availability" and "Tax Consequences."

  In general, the longer Income Payments are guaranteed, the lower the amount of each payment. Fixed Income Payments are paid in monthly, quarterly, semi-annual & annual installments. Variable Income Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or variable income payment option is less than $2,000 or if the option chosen would provide Income Payments less than $20 per month at the Maturity Date, then the Contract value may be paid in a lump sum.

  The following income payment options are available on a variable basis unless otherwise stated.

  LIFE ANNUITY WITH OR WITHOUT CERTAIN PERIOD--The life option guarantees Income Payments for the lifetime of the Annuitant. If a certain period is selected (5, 10, 15 or 20 years) and the Annuitant dies before the end of the period, Income Payments are guaranteed to the beneficiary until the end of the period selected or the beneficiary may request the commuted value, if any, of the remaining certain period payments. If no beneficiary is living at the time of the Annuitant's death, the commuted value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the Annuitant. Under the life without period certain option, it is possible that only one Income Payment may be made if the

Annuitant's death occurred before the due date of the second Income Payment. This option usually provides the largest Income Payments. The Annuitant cannot make unscheduled withdrawals or change to another option after the first Income Payment has been made.

  JOINT AND SURVIVOR LIFE ANNUITY--This life only option provides lifetime Income Payments during the lifetimes of two Annuitants. After one annuitant dies, the Income Payments will continue during the lifetime of the survivor in an amount reduced to two-thirds of the monthly payments that would have been paid had the joint lifetime of the two Annuitants continued. The Income Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Annuitants cannot make unscheduled withdrawals or change to another income option after the first Income Payment has been made.

  INCOME FOR FIXED PERIOD--This option provides Income Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Income Payments due, if any, or the beneficiary may request the commuted value, if any, of the remaining certain period payments. If no beneficiary is living at the time of the Annuitant's death, the commuted value, if any, of the remaining Income Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals from the remaining commuted value subject to IRC requirements. This option is available on a fixed payment basis only.

  INCOME FOR FIXED AMOUNT--This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Income Payments due, if any, or the beneficiary may request the commuted value, if any, of the remaining Income Payments. If no beneficiary is living at the time of the Annuitant's death, the commuted value, if any, of the remaining Income Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals from the remaining commuted value subject to IRC requirements. This option is available on a fixed payment basis only.

  INTEREST INCOME PAYMENTS--This option provides Income Payments based on interest earned from the proceeds of the Contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. Once the Annuitant reaches age 70 1/2, mandatory minimum distribution requirements will not allow Interest Income Payments to continue. The Annuitant may elect another income option at the end of any payment period, or subject to IRC requirements, may withdraw the Contract value in whole or in part upon written request. The request must be made prior to the end of the period that the Annuitant agreed to receive Income Payments. See "Mandatory Minimum Distribution." This option is available on a fixed payment basis only.

  OTHER INCOME OPTIONS--If the Annuitant does not wish to elect one or more income payment options, the Annuitant may:

    a) receive the proceeds in a lump sum, or

    b) leave the Contract with HMLIC and receive the value under the mandatory minimum distribution requirements of IRC Section 401(a)(9), see "Mandatory Minimum Distribution," or

    c) elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE INCOME PAYMENTS
  In general, the dollar amount of Income Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each subaccount. The value of each subaccount is determined by multiplying the number of Accumulation Units credited to each subaccount by its respective accumulation unit value, less any accumulated asset charge. Contract value may be more or less than the amount of Net Purchase Payments allocated to the Contract.

  FIXED INCOME PAYMENTS--The amount of each payment under a fixed income payment option is determined from the income option tables in the Contract. These tables show the monthly payment for each $1,000 of Contract value allocated to provide a fixed Income Payment. Guaranteed fixed Income Payments will not change regardless of investment, mortality or expense experience. Higher Income Payments may be made at the sole discretion of HMLIC.

  VARIABLE INCOME PAYMENTS--The amount of the first monthly variable Income Payment is determined from the income option tables in the Contract. The tables show the amount of the Income Payment for each $1,000 of value allocated to provide Income Payments. The income option tables vary with the form of income option payment selected and adjusted age of the Annuitant(s).

  The first monthly variable Income Payment is used to calculate the number of variable annuity units for each subsequent monthly Income Payment. The number of variable annuity units remains constant over the payment period except when a joint and survivor option is chosen. The number of variable annuity units will be reduced upon the death of either Annuitant by one-third.

  The amount of monthly Income Payments following the first variable Income Payment varies from month to month to reflect the investment experience of each subaccount funding those payments. Income Payments are determined each month by multiplying the variable annuity units by the applicable variable annuity unit value at the date of payment. The variable annuity unit value will change between Valuation Dates to reflect the investment experience of each subaccount.

  ASSUMED INTEREST RATE--The selection of an assumed interest rate affects both the first monthly variable Income Payment and the pattern of subsequent payments. The sum of the assumed interest rate and the mortality and expense risk charge, adjusted to a monthly rate, is the investment multiplier. If the investment performance of a subaccount funding variable Income Payments is the same as the investment multiplier, the monthly payments will remain level. If its investment performance exceeds the investment multiplier, the monthly payments will increase. Conversely, if investment performance is less than the investment multiplier, the payments will decrease. Unless otherwise provided, the assumed interest rate is 4.0% per annum.

  ANNUITY UNIT VALUE--The variable annuity unit value for the Growth, Balanced, and Income Funds was set at $10.00 as of the date amounts first were allocated to provide Income Payments. The variable annuity unit value for the Small Cap Growth Fund, International Equity Fund, Socially Responsible Fund and Short-Term Fund also has been set at $10.00, however, no Income Payments have been paid from these subaccounts. The current variable annuity unit value is equal to the prior variable annuity unit value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the subaccount during the current month plus the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying Fund on the last business day of the current month, plus any dividends or other distributions, by the net asset value of a share on the last business day of the preceding month, and dividing this result by the sum of one plus the investment multiplier (or multiplying this result by .995666).

MISSTATEMENT OF AGE
  If the age of the Annuitant has been misstated, any Income Payment amount shall be adjusted to reflect the correct age. If the Income Payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Income Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

MODIFICATION OF THE CONTRACT
  The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

  HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct that their Purchase Payments be allocated to a registered, open-end, diversified, management investment company ("mutual fund") other than one or more of the seven currently offered Horace Mann Mutual Funds. If shares of a Horace Mann Mutual Fund are not available for purchase by the Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Account or subaccount, then (i) shares of another mutual fund may be substituted for existing Fund shares held in the affected subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another mutual fund. No substitution will be made without prior approval of the Securities and Exchange Commission. Any substitution would be for shares of a mutual fund with investment objectives similar to those of the Fund it replaces.

TAX CONSEQUENCES

SEPARATE ACCOUNT
  The operations of the Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Account if certain conditions are met. Provided the investments of the underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Income Payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS
  CONTRIBUTIONS--Under IRC Section 403(b), Purchase Payments made by public school systems, churches, or certain tax-exempt organizations to purchase annuities for their employees are excludable from the gross income of the employee to the extent that aggregate Purchase Payments for the employee do not exceed certain limitations imposed by the IRC. Further, any amounts credited to the Contract Owner's account are not taxable until such amounts are distributed. If the Contract is used for a tax-sheltered annuity described in IRC Section 403(b) or a simplified employee pension plan described in IRC
Section 408(k) or ("qualified plans"), contributions made by an employer through a salary reduction plan are permitted up to prescribed limits.

  Generally, IRC Section 403(b) imposes a limitation on the amount of tax-deferred Purchase Payments that may be made in a calendar year equal to 20% of an employee's compensation includable in gross income for that year. Adjustments to this limitation are made based upon the Contract Owner's years of service with his or her employer and take into account the Contract Owner's prior and current contributions to qualified plans. The Section 403(b) limitation also is adjusted for any amounts deferred in prior taxable years under an eligible deferred compensation plan as defined by IRC Section 457. In addition, IRC Section 415 imposes a 25% limitation on total pre-tax contributions to all tax-qualified plans. No limitations are imposed on the amount of contributions made to a non-qualified contract.

  If the Contract is used as an IRA, subject to certain limitations, all or a portion of the contribution up to $2,000 ($4,000 for a spousal IRA) may be deducted from gross income. Contributions to a simplified employee pension plan Contract generally may not exceed 15% of compensation or $30,000, whichever is less. Until a taxable distribution occurs, no federal income tax is payable by the Contract Owner on Purchase Payments and investment earnings of a Contract purchased for a qualified plan or an IRA.

  Effective January 1, 1989, the IRC imposes restrictions on distributions (i.e., partial withdrawals or surrenders) from annuity contracts qualified under IRC Section 403(b). IRC Section 403(b)(11) requires that for these annuity contracts to receive tax-deferred treatment, the following distribution restrictions must be applied to contributions and all earnings credited after December 31, 1988.

  Distributions may be paid only:

    (1) When the employee attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of IRC Section 72(m)(7)), or

    (2) In hardship cases and cannot exceed contributions made through a salary reduction agreement. Distribution of any income attributable to these contributions is prohibited.

  DISTRIBUTIONS UNDER QUALIFIED CONTRACTS--The IRC subjects qualified plans to certain mandatory minimum distribution requirements. See "The Contract-- Mandatory Minimum Distribution."

  If certain requirements are met, full or partial distributions other than mandatory minimum distributions, either may be rolled over or exchanged on a tax-free basis from one plan to another in accordance with IRC Section 1035 or Revenue Ruling 90-24. See "The Contract--Mandatory Minimum Distribution." Distributions from an IRC Section 403(b) Contract may be rolled over to another IRC Section 403(b) Contract or to an IRA. Distributions from an IRA may be rolled over to another IRA or to an IRC Section 403(b) Contract if the IRA contains only amounts rolled over from a 403(b) plan.

  Effective January 1, 1993, federal tax law requires HMLIC to withhold for ordinary income tax purposes, 20% of any distributions from annuity Contracts or plans qualified under IRC Section 403 with the exception of the following:

    (1) eligible rollover distributions made directly to another trustee,

    (2) periodic payments received over the Contract Owner's lifetime,

    (3) periodic payments received under the minimum required distribution rules, or

    (4) periodic payments received over a period of ten years or more.

  The Contract Owner, after receiving a distribution that is subject to the 20% withholding tax, may elect to rollover the distribution within 60 days of receiving it. However, in order to qualify the entire distribution as a rollover, the Contract Owner must replace the 20% withheld when making the rollover payment. If the 20% is not replaced, the amount withheld will be subject to ordinary income taxes and a possible 10% tax penalty if the distribution occurred before age 59 1/2.

  All distributions, with the exception of a return of nondeductible employee contributions, received from a qualified plan or an IRA are includable in gross income in the year paid. Once Income Payments begin, any nondeductible contributions are recovered tax-free as a portion of each Income Payment. Under certain limited circumstances, an individual may elect forward averaging with respect to a lump sum distribution.

  For any distribution not subject to the 20% withholding, HMLIC is required to withhold federal income tax unless the Contract Owner elects not to have federal income tax withheld. After an election is made with respect to Income Payments, a Contract Owner may revoke the election at any time. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election. Contract Owners are required by law to provide their correct taxpayer identification numbers ("TIN") to HMLIC. If the Contract Owner is an individual, the TIN is his or her Social Security number.

  If the designated beneficiary is not the Contract Owner's spouse, then at least 50% of the present value of the amount available for distribution must be paid within the life expectancy of the Contract Owner of an IRA or a qualified plan. Each payment to the beneficiary must be no less than each payment to the Contract Owner.

  DISTRIBUTIONS UNDER NON-QUALIFIED CONTRACTS--Contract Owners of non-qualified Contracts are not subject to federal income tax on earnings until Income Payments are received under the Contract.

  A distribution by surrender or partial withdrawal during the accumulation period may subject the Contract Owner to federal income tax. For this purpose, an assignment or pledge (or agreement to assign or pledge) is considered a distribution.

  If the distribution is a full surrender, the Contract Owner is taxed on the amount distributed, less Purchase Payments reduced by any prior partial withdrawals which were not subject to income tax.

  A distribution by partial withdrawal is deemed to come first from any previously untaxed accumulation and then from principal. The Contract Owner is subject to income tax on any previously untaxed accumulation which is distributed.

  Purchase Payments may be made by means of a full or partial tax free exchange of annuity contracts under IRC Section

1035. Contracts exchanged under IRC Section 1035 after January 18, 1985 will be subject to the annuity income tax rules of IRC Section 72 in effect after that date, with exceptions set forth below regarding the first-in first-out treatment of contracts issued prior to August 14, 1982. See below "Penalty Tax."

  If distributions are made pursuant to an income payment option, that portion of each Income Payment which represents the Contract Owner's investment in the Contract is excluded from gross income for federal income tax purposes. The "investment in the Contract" is equal to total Purchase Payments to the Contract less the portion of any periodic distributions that were excluded from the individual's gross income. Once the Contract Owner's investment is returned in full, the entire amount of each Income Payment is taxable as ordinary income.

  PENALTY TAX--Distributions to a Contract Owner under a qualified plan or IRA are subject to a 10% penalty tax unless the distributions are received:

    (1) on or after age 59 1/2,

    (2) on account of death,

    (3) on account of disability, as defined in IRC Section 72(m)(7),

    (4) pursuant to a qualified domestic relations order, as defined in IRC 414(p),

    (5) for deductible medical expenses in excess of 7 1/2% of adjusted gross income,

    (6) on account of separation from service after age 55, or

    (7) as a series of substantially equal payments for the life or a period not exceeding life expectancy of the Contract Owner, or the lives or a period not exceeding the joint life expectancy of the Contract Owner and a designated beneficiary.

  Taxable distributions from non-qualified Contracts received prior to age 59 1/2 are also subject to a 10% penalty tax unless the distribution is made after the Contract Owner's death or disability, received as part of substantially equal periodic payments for the Contract Owner's lifetime, or attributable to Purchase Payments made prior to August 14, 1982. In addition, for non-qualified Contracts issued during the period August 14, 1982 through January 18, 1985 and for additional Purchase Payments to non-qualified Contracts issued prior to August 14, 1982, the penalty tax will not apply to distributions attributable to Purchase Payments paid ten years or more prior to the distribution. For this purpose, distributions will be attributed to Purchase Payments on a "first-in first-out" basis (i.e. to the earliest Purchase Payment which has not been fully allocated to prior distributions.)

  The preceding discussion is informational only and is not to be considered tax advice. Contract Owners are urged to consult a competent tax adviser before taking any action that could have tax consequences.

VOTING RIGHTS

  Unless otherwise restricted by the plan under which a Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Funds held by the Separate Account at all shareholder meetings.

  The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Fund shares.

OTHER INFORMATION

  LEGAL PROCEEDINGS--There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

  REGISTRATION STATEMENT--A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this Prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

  CONTRACT OWNER COMMUNICATIONS--To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to
(217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030 (toll free).

  HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

  CONTRACT OWNER INQUIRIES--A toll free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

  FORMS AVAILABILITY--Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll free at (800) 999-1030.

ADDITIONAL INFORMATION

  A copy of the Statement of Additional Information providing more detailed information about the Account is available, without charge, upon request. The Table of Contents of this Statement follows:

TOPIC                                                                      PAGE
-----                                                                      ----
General Information and History...........................................    2
Investment Experience.....................................................    2
Underwriter...............................................................    3
Financial Statements......................................................    3

  To receive, without charge, a copy of the 1996 Annual Report of the Horace Mann Family of Funds and the Horace Mann Life Insurance Company Separate Account and/or a copy of the Statement of Additional Information for Horace Mann Life Insurance Company Separate Account and/or the Horace Mann Mutual Funds, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 527-2307 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

   HORACE MANN LIFE INSURANCE COMPANY
   P.O. BOX 4657
   SPRINGFIELD, ILLINOIS 62708-4657


Please provide free of charge the following information:

 1996 Annual Report of the Horace Mann Family of Funds and the Horace Mann Life
      Insurance Company Separate Account.

 Statement of Additional Information dated May 1, 1997 for the Horace Mann
      Mutual Funds.

 Statement of Additional Information dated May 1, 1997 for the Horace Mann Life
      Insurance Company Separate Account.

  Please mail the above documents to:
  ------------------------------
  (Name)
  ------------------------------
  (Address)
  ------------------------------
  (City/State/Zip)

Statement of Additional Information

Variable tax deferred annuity contracts
Qualified and non-qualified plans

Horace Mann Life Insurance Company
Separate Account



May 1, 1997

                      STATEMENT OF ADDITIONAL INFORMATION

                          ___________________________


                       HORACE MANN LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT

                          ___________________________


                              Individual and Group
         Flexible Payment and Individual Single Payment Variable Tax
                          Deferred Annuity Contracts

                          ___________________________

                       Horace Mann Life Insurance Company



This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus, dated May 1, 1997, for Horace Mann Life Insurance Company Separate Account. A copy of the Prospectus may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning toll-free (800) 999-1030.






                                  May 1, 1997


                               TABLE OF CONTENTS

Topic                                                             Page
-----                                                             ----

General Information and History................................     2
Investment Experience..........................................     2
Underwriter....................................................     3
Financial Statements...........................................     4

                        GENERAL INFORMATION AND HISTORY

Horace Mann Life Insurance Company ("HMLIC") sponsors the Horace Mann Life Insurance Company Separate Account (the "Account"). HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.


                             INVESTMENT EXPERIENCE
                (Applies to Annuity Alternative Contracts Only)

                               December 31, 1996


TOTAL RETURN DATA

                                                  ACTUAL PERFORMANCE/1/
(Based on a $1,000                              -------------------------
investment)/2/                                  1 YR     5 YRS     10 YRS
                                                -------------------------
Growth Fund Account Division
  With Redemption/3/                            15.33%   15.53%    13.46%
  Without Redemption                            23.88%   15.53%    13.46%
Balanced Fund Account Division
  With Redemption/3/                             8.36%   11.79%    10.65%
  Without Redemption                            16.86%   11.79%    10.65%
Income Fund Account Division
  With Redemption/3/                            (6.01)%   4.77%     6.10%
  Without Redemption                             2.17%    4.77%     6.10%
Short-Term Fund Account Division
  With Redemption/3/                            (4.63)%   2.62%     4.08%
  Without Redemption                             3.66%    2.62%     4.08%


-----------
/1/In some cases, actual performance reflects subsidization where total return has been enhanced due to expenses of each Fund being waived or paid by affiliates of the Funds.

/2/The performance shown above is reduced by the $25 annual maintenance charge as a percentage 0.12% of the average contract value as of December 31, 1996.

/3/With redemption reflects performance of a surrendered contract. Redemption has no effect on return after the initial five-year contract period.


Because the Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund each commenced operations on March 10, 1997, their performance has not been included. This performance data represents past performance. Investment return and the principal value of an investment may fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost. All charges as shown in the Prospectus fee tables are reflected in this data, with the exception of premium taxes.

The total return quotations are based on the average annual compounded rates of return over one, five, and ten year periods ended December 31, 1996. Total return is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value.

The performance data contained in this Statement of Additional Information is based on the fees and charges for the flexible payment Contracts currently offered by the Company. Prior Contracts have different fees and charges; therefore these performance calculations are not valid for those contracts.

                                  UNDERWRITER

HMLIC offers and sells the Contract on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("Investors"), a broker/dealer registered with the Securities and Exchange Commission and a member of the National Association of Securities Dealers, Inc. (NASD). HMLIC contracts with Investors, principal underwriter of the Account, to distribute the variable contracts of HMLIC. Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.

Commissions paid to Investors were $2,019,137, $2,657,025 and $3,879,547 for the years ended 1994, 1995 and 1996, respectively. Investors does not retain any of these commissions. Commissions received by Investors are paid to registered representatives who sell contracts offered by this Prospectus.


                             FINANCIAL STATEMENTS

KPMG Peat Marwick LLP, independent auditors for the Account and HMLIC, has offices at 303 East Wacker Drive, Chicago, Illinois 60601. KPMG Peat Marwick LLP representatives perform an audit of the financial statements of the Account annually and provide accounting advice and services related to Securities and Exchange Commission filings throughout the year and perform an annual audit of the statutory financial statements of HMLIC.

The financial statements of the Account, including the auditors' reports thereon, are incorporated herein by reference from the Annual Report for the Account for the year ended December 31, 1996. A copy of this Annual Report accompanied or preceded the delivery of the Prospectus. Additional copies may be obtained, upon request and without charge, by contacting Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The statutory financial statements for HMLIC, including the auditors' reports thereon, which are included herein, should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

       HORACE MANN LIFE INSURANCE COMPANY

       Statutory Financial Statements

       December 31, 1996 and 1995

                      HORACE MANN LIFE INSURANCE COMPANY

                        Statutory Financial Statements

                          December 31, 1996 and 1995

                  (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report



The Board of Directors
Horace Mann Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 1996 and 1995 and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 1996. These financial statements are the responsibility of Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in notes 1 and 7 to the statutory financial statements, the Company prepared these statutory financial statements using accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois, which practices differ from generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Horace Mann Life Insurance Company as of December 31, 1996 and 1995, or the results of its operations or its cash flow for each of the years in the three year period ended December 31, 1996.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 1996 and
1995, and results of its operations and its cash flow for each of the years in the three year period ended December 31, 1996, on the basis of accounting described in note 1.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying Schedules, are presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.



/s/ KPMG Peat Marwick
April 4, 1997

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 1996 and 1995

(In thousands)
--------------------------------------------------------------------------------
  Admitted Assets                                    1996                1995
--------------------------------------------------------------------------------
Cash and investments:
  Bonds                                           $1,978,005          $1,872,725
  Common stocks                                           54               1,691
  Mortgage loans on real estate                       48,840              80,486
  Real estate                                          6,754              10,063
  Policy loans                                        43,721              39,897
  Cash                                                 2,218                 861
  Short-term investments                              10,759              27,277
  Other invested assets                                  147                 149
--------------------------------------------------------------------------------

Total cash and investments                         2,090,498           2,033,149

Life insurance premiums deferred
 and uncollected                                      39,444              37,026

Accident and health premiums due
 and unpaid                                            3,560               3,399

Investment income due and accrued                     31,509              32,550

Federal income tax recoverable                             -               2,923

Other assets                                           9,993               9,991

Variable annuity assets                              684,836             487,543
--------------------------------------------------------------------------------

Total admitted assets                             $2,859,840          $2,606,581
--------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 1996 and 1995

(In thousands, except share data)
--------------------------------------------------------------------------------
Liabilities and Capital and Surplus                      1996            1995
--------------------------------------------------------------------------------
Policy liabilities:
  Aggregate reserves:
    Life and annuity                                  $1,818,824      $1,781,435
    Accident and health                                   21,606          22,088
  Unpaid benefits:
    Life                                                   8,021           6,092
    Accident and health                                    7,453           7,864
  Policyholder funds on deposit                          107,289         106,557
  Policyholder dividends payable
   in the following year                                   1,248           1,293
  Provision for accident and health
   experience rating refunds                                 103           1,147
  Remittances not allocated                                4,052             269
--------------------------------------------------------------------------------

Total policy liabilities                               1,968,596       1,926,745

Accrued expenses                                           5,782           5,378
Asset valuation reserve                                   26,924          27,769
Interest maintenance reserve                              15,882          17,622
Federal income tax payable                                 2,576               -
Payable for investment purchases                           5,849               -
Transfer from separate accounts                           (6,303)              -
Other liabilities                                          7,072           7,686
Variable annuity liabilities                             684,836         487,543
--------------------------------------------------------------------------------

Total liabilities                                      2,711,214       2,472,743
--------------------------------------------------------------------------------

Capital and surplus:
  Capital stock, $1 par value.
   Authorized 5,000,000 shares,
   2,500,000 shares outstanding                            2,500           2,500
  Additional paid-in and contributed surplus              22,704          22,704
  Special surplus fund - contingent
   variable annuity reserve                                  625             625
  Unassigned surplus                                     122,797         108,009
--------------------------------------------------------------------------------

Total capital and surplus                                148,626         133,838
--------------------------------------------------------------------------------
Total liabilities and capital and surplus             $2,859,840      $2,606,581
--------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 1996, 1995 and 1994


(In thousands)
-------------------------------------------------------------------------------

                                                 1996      1995      1994
-------------------------------------------------------------------------------
Revenue:
Premiums, annuity and supplementary
 contract considerations:
  Life                                       $101,618  $ 97,837  $ 94,643
  Annuity                                     166,870   142,870   136,640
  Accident and health                          50,258    49,718    56,525
  Supplementary contracts                      26,655    26,329    22,476
-------------------------------------------------------------------------------

Total premiums, annuity and supplementary
 contract considerations                      345,401   316,754   310,284

Net investment income                         152,786   149,997   140,852
Amortization of interest maintenance
 reserve                                        2,898     2,903     3,580
Other                                             468       429       478
-------------------------------------------------------------------------------

Total revenue                                 501,553   470,083   455,194
-------------------------------------------------------------------------------
Benefits and expenses:
Provisions for claims and benefits:
  Life                                         85,758    79,787    76,953
  Annuity                                     220,833   199,982   190,302
  Accident and health                          45,998    41,394    46,143
  Supplementary contracts                      37,687    36,842    32,691
-------------------------------------------------------------------------------

Total claims and benefits                     390,276   358,005   346,089

Commissions                                    24,436    23,263    21,982
General and other expenses                     50,861    48,289    48,523
-------------------------------------------------------------------------------

Total benefits and expenses                   465,573   429,557   416,594
-------------------------------------------------------------------------------

Net gain before dividends to policyholders
 and federal income tax                        35,980    40,526    38,600
Dividends to policyholders                      1,335     1,385     1,445
-------------------------------------------------------------------------------

Net gain before federal income tax             34,645    39,141    37,155
Federal income tax expense                     17,140    12,581    14,179
-------------------------------------------------------------------------------

Net gain from operations                       17,505    26,560    22,976
Realized investment losses
 net of tax and transfers to IMR               (1,193)   (3,331)     (441)
-------------------------------------------------------------------------------

Net income                                   $ 16,312  $ 23,229  $ 22,535
-------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Capital and Surplus

Years ended December 31, 1996, 1995 and 1994


(In thousands)
-------------------------------------------------------------------------------

                                        1996        1995       1994
-------------------------------------------------------------------------------
Capital stock                       $  2,500    $  2,500   $  2,500
-------------------------------------------------------------------------------

Additional paid-in capital and
 contributed surplus                  22,704      22,704     22,704
-------------------------------------------------------------------------------

Special surplus fund--
 contingent variable annuity reserve     625         625        625
-------------------------------------------------------------------------------

Unassigned surplus:
 Balance at beginning of year        108,009      96,922     98,549
 Net income                           16,312      23,229     22,535
 Change in net unrealized capital
  gains (losses)                       1,150       4,564     (3,003)
 Change in non-admitted assets           (79)        477        121
 Change in reserve on account of
  change in valuation basis (note 1)  11,361           -          -
 Change in asset valuation reserves      845      (1,183)      (280)
 Dividends to parent                 (16,000)    (16,000)   (21,000)
 Change in separate account
  reserve valuation basis (note 1)     4,799           -          -
 Exhibit 8A tax impact (note 1)       (3,600)          -          -
-------------------------------------------------------------------------------
Balance at end of year               122,797     108,009     96,922
-------------------------------------------------------------------------------

Total capital and surplus           $148,626    $133,838   $122,751
-------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 1996, 1995 and 1994

(In thousands)
---------------------------------------------------------------------
                                       1996        1995        1994
---------------------------------------------------------------------

Cash from operations:
 Revenue received:
  Premiums, considerations
   and deposits                     $  341,994 $  315,197 $  309,335
  Investment income received           151,862    146,996    141,336
  Other income received                    468        428        478
---------------------------------------------------------------------
 Total revenue received                494,324    462,621    451,149
---------------------------------------------------------------------
Benefits and expenses paid:
 Claims, benefits and
  net transfers paid                   341,546    275,256    276,361
 Expenses paid                          75,160     72,952     70,522
 Dividends to policyholders paid         1,381      1,436      1,516
 Federal income taxes paid              15,398     16,713     14,683
---------------------------------------------------------------------
 Total benefits and expenses paid      433,485    366,357    363,082
---------------------------------------------------------------------
Net cash from operations                60,839     96,264     88,067
---------------------------------------------------------------------
Cash from investments:
 From investments sold or matured:
  Bonds                              1,042,070  1,099,397    871,293
  Common and preferred stock             1,554        566      3,403
  Mortgage loans                        32,981     32,724     24,024
  Real estate and other                  4,325      9,552        554
---------------------------------------------------------------------
 Total investment proceeds           1,080,930  1,142,239    899,274
 Tax on capital gains (losses)            (176)    (5,788)     2,526
---------------------------------------------------------------------
 Total from investment proceeds      1,081,106  1,148,027    896,748
---------------------------------------------------------------------
  Cost of investments acquired:
   Bonds                             1,145,362  1,195,111  1,027,004
   Common and preferred stock                -          -      1,007
   Mortgage loans                          641        495      2,027
   Real estate and other                   562        572      1,142
---------------------------------------------------------------------
  Total investments acquired         1,146,565  1,196,178  1,031,180
  Net increase in policy loans           3,824      3,288      2,296
---------------------------------------------------------------------
 Total from investments acquired     1,150,389  1,199,466  1,033,476
---------------------------------------------------------------------
Net cash from investments              (69,283)   (51,439)  (136,728)
---------------------------------------------------------------------

                                       7                             (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 1996, 1995 and 1994


(In thousands)
-------------------------------------------------------------------------------

                                                    1996      1995      1994
-------------------------------------------------------------------------------
Cash from financing and miscellaneous:
  Cash provided:
   Other cash                                      10,261     1,233     5,935
-------------------------------------------------------------------------------

  Total cash provided                              10,261     1,233     5,935
-------------------------------------------------------------------------------

  Cash applied:
   Dividends to parent                             16,000    16,000    21,000
   Other applications                                 978     9,895     2,740
-------------------------------------------------------------------------------

  Total cash applied                               16,978    25,895    23,740
-------------------------------------------------------------------------------

Net cash from financing and
 miscellaneous                                     (6,717)  (24,662)  (17,805)
-------------------------------------------------------------------------------

Net change in cash and
   short-term investments                         (15,161)   20,163   (66,466)
Cash and short-term investments
   at beginning of year                            28,138     7,975    74,441
-------------------------------------------------------------------------------

Cash and short-term investments
   at end of year                                $ 12,977  $ 28,138  $  7,975
-------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 1996, 1995 and 1994

(In thousands)
-------------------------------------------------------------------------------

(1)  Significant Accounting Policies

          Organization

     Horace Mann Life Insurance Company (the Company), which operates in one industry (life insurance), is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC).

     The Company sells and underwrites tax-qualified retirement annuities, individual life, group medical, group disability income, and group life insurance products primarily to educators and other employees of public schools and their families. In 1996, the Company began a two-year phase-out of its group medical business.

          Basis of Presentation

     The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Department of Insurance of the State of Illinois and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from generally accepted accounting principles as more fully discussed in note 7. The significant statutory accounting practices follow.

          Prescribed and Permitted Statutory Accounting Practices

     Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted statutory accounting practices which have a material effect on policyholders' surplus.

     The NAIC currently has a project to codify statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project will likely change the definitions of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to the accounting policies that insurance enterprises use to prepare their statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
-------------------------------------------------------------------------------

          Investments

     Investments are valued in accordance with the requirements of the NAIC. Bonds are generally carried at amortized cost. Common stocks are carried at market. Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at the value of no more than 80% of the appraised value of the mortgaged property. No significant new commercial mortgage loans have been issued since 1988. Real estate is carried at the lower of fair market value or cost. Policy loans are carried at the unpaid principal balance.

     The Company does not have any investments in derivative financial instruments.

          Asset Valuation Reserve

     The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.

     The balance of the AVR by component as of December 31, 1996 and 1995, is as follows:

--------------------------------------------------------------------------------
                                                    1996         1995
--------------------------------------------------------------------------------
     Bonds, preferred stock and
       short-term investments                      $25,517      $23,419
     Mortgage loans                                    855        3,058
     Common stock                                       16          507
     Real estate and other investments                 536          785
--------------------------------------------------------------------------------

     Total AVR                                     $26,924      $27,769
--------------------------------------------------------------------------------

     The AVR is held at a level equal to 92% of the maximum reserve level allowed by the NAIC.

          Interest Maintenance Reserve

     The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into income over the approximate remaining life of the investment sold.

          Cash and Short-Term Investments

     Amounts represent cash and short-term securities having a maturity of 30 days or less. Short-term investments are carried at cost which approximates market value.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

          Variable Annuities Assets and Liabilities

     Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at market value, and liabilities represent tax-qualified variable annuity funds invested in the Horace Mann mutual funds. Variable annuity assets were invested in the Horace Mann mutual funds as follows:

--------------------------------------------------------------------------------

     December 31,                                1996             1995
--------------------------------------------------------------------------------
     Horace Mann Growth Fund                   $372,824         $248,320
     Horace Mann Balanced Fund                  299,977          227,705
     Horace Mann Income Fund                     10,857           10,513
     Horace Mann Short-Term Fund                  1,178            1,005
--------------------------------------------------------------------------------
          Total                                $684,836         $487,543
--------------------------------------------------------------------------------

     The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.

     Beginning in 1997 the Company will offer three new mutual funds - a small cap growth fund, an international equity fund, and a "socially responsible" fund.

          Aggregate Reserves

     Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

     In 1996, with the approval of the Department of Insurance of the State of Illinois, the Company changed its reserve methodology for deferred annuities from full account value to Commissioners Annuity Reserve Valuation Method (CARVM). The change in method of valuation decreased fixed reserves by $11,361; decreased variable reserves by $4,799; and increased surplus $12,560, net of $3,600 tax.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

     Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or CARVM. The annuity reserves include the current declared interest rates through the valuation date. The composition of these liabilities at December 31 was as follows:

--------------------------------------------------------------------------------

                          Aggregate   reserves      Mortality     Interest
                          --------------------        table         rate
                            1996         1995
--------------------------------------------------------------------------------
     Life                $  329,938  $  292,680     1980 CSO      4.0-7.0 %
                              6,374       6,170     1958 CET      2.5-5.5
                            171,113     171,165     1958 CSO      2.5-4.5
                             26,987      25,226     Various       2.5-5.5
                             10,601      10,922     1941 CSO      2.5-3.0


     Annuity              1,062,135   1,054,357     1971 IAM      3.0-7.5
                            132,099     145,897     1949 PAT      3.0-5.5
                              1,655       1,878     1937 SAT      3.0
                                590       2,456     Various       3.0

     Supplementary
      contracts with
      life contingencies     68,551      60,788     1983a         8.0-11.0
                              5,818       6,439     1971 IAM      4.5-11.25
                              2,963       3,457     1937 SAT      3.5
--------------------------------------------------------------------------------

     Total               $1,818,824  $1,781,435
--------------------------------------------------------------------------------

     Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

--------------------------------------------------------------------------------

                                                    Aggregate reserves
                                                    ------------------
                                                    1996          1995
--------------------------------------------------------------------------------
     Present value of amounts not yet
      due on claims (3% interest rate)           $16,036       $16,543
     Reserve for rate credits                      3,776         3,670
     Additional contract reserves                  1,262         1,353
     Unearned premiums                               559           552
     Other                                           (27)          (30)
--------------------------------------------------------------------------------
     Aggregate accident and health reserves      $21,606       $22,088
--------------------------------------------------------------------------------

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
-------------------------------------------------------------------------------

          Unpaid Benefits

     Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.

     Accident and health claim reserves and liabilities include the following:
-------------------------------------------------------------------------------

                                                Accident and health claim
                                                 reserves and liabilities

                                                  1996     1995      1994
-------------------------------------------------------------------------------
Aggregate reserves for accident
 and health                                    $21,606   $22,088   $21,055
 Unpaid benefits accident and health             7,453     7,864     8,591
 Less: Reserve for rate credits                 (3,776)   (3,670)   (2,774)
       Additional contract reserves             (1,262)   (1,353)   (1,420)
       Unearned premiums and other                (532)     (522)     (600)
-------------------------------------------------------------------------------
 Accident and health claim reserves
  and liabilities                              $23,489   $24,407   $24,852
-------------------------------------------------------------------------------

 The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

                                                  1996     1995      1994
-------------------------------------------------------------------------------
 Net balance at January 1                      $24,407   $24,852   $25,095
-------------------------------------------------------------------------------
 Incurred related to:
   Current year                                 45,638    41,367    47,510
   Prior years                                     335      (725)   (1,904)
-------------------------------------------------------------------------------
 Total incurred                                 45,973    40,642    45,606
-------------------------------------------------------------------------------
 Paid related to:
   Current year                                 34,556    30,025    35,293
   Prior years                                  12,335    11,062    10,556
-------------------------------------------------------------------------------
 Total paid                                     46,891    41,087    45,849
-------------------------------------------------------------------------------
 Net balance at December 31                    $23,489   $24,407   $24,852
-------------------------------------------------------------------------------

                                      13                           (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
-------------------------------------------------------------------------------

          Reserves for Supplementary Contracts
             Without Life Contingencies

      This reserve represents the present value of future payments discounted with interest only. At December 31, 1996 and 1995 this liability was $102,681 and $101,942, respectively, based on average credited interest rates of 5.6% and 5.5% in 1996 and 1995, respectively and is included in "policyholder funds on deposit."

         Policyholder Dividends Payable in the
             Following Year

      Dividends expected to be paid on anniversary dates in the following year are estimated and accrued based on current dividend scales approved by the Board of Directors.

          Premiums

     Life premiums are reflected as earned on the policy anniversary date. Annuity and supplementary contract premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.

     Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year. Uncollected premiums represent premiums due less accident and health premiums over 90 days past due. Both deferred and uncollected premiums have been reduced by the estimated cost of collection.

          Income Taxes

     Income taxes were provided based upon the calculation of income taxes currently payable or benefits recoverable. The Company is included in the consolidated federal income tax return of its ultimate parent, HMEC.

          Acquisition Expenses

     The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.

          Non-admitted Assets

     Assets prescribed by the Illinois Insurance Code as "non-admitted" (principally over 90-day accident and health due and unpaid premiums) are charged to unassigned surplus.

          Use of Estimates

     The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported financial statements balances as well as the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

                                       14                       (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(2)  Investments

          Net Investment Income

     The components of net investment income are as follows:
--------------------------------------------------------------------------------

                                              1996        1995        1994
--------------------------------------------------------------------------------
     Interest on bonds                      $144,770    $136,186    $126,446
     Interest on mortgage loans                6,359      10,782      11,645
     Interest on short-term investments        1,502       1,620       1,302
     Interest on policy loans                  2,729       2,418       2,152
     Real estate income                          449       1,071       2,028
     Miscellaneous investment income              52         287         179
--------------------------------------------------------------------------------

     Gross investment income                 155,861     152,364     143,752
     Investment expenses                       3,075       2,367       2,900
--------------------------------------------------------------------------------

     Net investment income                  $152,786    $149,997    $140,852
--------------------------------------------------------------------------------

          Realized Investment Gains (Losses) Net of Tax and Transfers to IMR

     Realized investment gains and losses are determined on the basis of specific identification. Realized investment gains on most fixed income securities are transferred on an after tax basis to IMR and amortized into income over the average remaining lives of the assets sold. Only realized investment gains (losses) which did result from changes in the overall level of interest rates are transferred to IMR. These gains (losses) are not included in net income in the year they occurred.

     The IMR at December 31 is as follows:

--------------------------------------------------------------------------------

                                                1996       1995       1994
--------------------------------------------------------------------------------
     Reserve balance, beginning of year       $17,622    $17,633    $22,943
     Current year capital gains (losses),
       net of tax                               1,158      2,892     (1,730)
     Amortization of interest maintenance
       reserve                                 (2,898)    (2,903)    (3,580)
--------------------------------------------------------------------------------

     Reserve balance, end of year             $15,882    $17,622    $17,633
--------------------------------------------------------------------------------

                                       15                            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

     Realized investment gains (losses) reported in the statutory statement of operations net of tax and transfers to IMR are as follows:

--------------------------------------------------------------------------------

                                                  1996       1995       1994
--------------------------------------------------------------------------------
     Bonds                                      $   758    $ 4,450    $   471
     Real estate                                 (1,804)    (5,387)         1
     Mortgage loans                                   -          -     (4,432)
     Common stock                                   992        262        974
     Short-term investments                           -          -       (340)
     Other                                            -          -        (14)
--------------------------------------------------------------------------------
                                                    (54)      (675)    (3,340)

     Less federal income tax                        (19)      (236)    (1,169)
     Transferred to interest maintenance
       reserve                                   (1,158)    (2,892)     1,730
--------------------------------------------------------------------------------

     Realized investment gains (losses)
       net of tax and transfers to IMR          $(1,193)   $(3,331)   $  (441)

--------------------------------------------------------------------------------

          Change in Net Unrealized Capital Gains (Losses)

     Certain investments are required to be carried at market. The resulting unrealized gains or losses are reflected as credits or charges to unassigned surplus.

                                                  1996       1995       1994
--------------------------------------------------------------------------------
     Unrealized capital losses
       Beginning of period                      $(5,857)   $(10,421)  $ (7,418)
       End of period                             (4,707)     (5,857)   (10,421)
--------------------------------------------------------------------------------

     Decrease (increase) for the period         $ 1,150    $  4,564   $ (3,003)
--------------------------------------------------------------------------------

                                       16                            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

          Bonds

     At December 31, 1996 and 1995, 4.3% and 2.7%, respectively, of the total bond portfolio (at amortized cost) consisted of private placement bonds. The market value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.

     The carrying value and estimated market value of investments in bonds as of December 31, 1996 and 1995 are as follows:

--------------------------------------------------------------------------------

                             Carrying  Unrealized  Unrealized  Market
        December 31, 1996     value      gains      losses      value
--------------------------------------------------------------------------------
U.S. government and
    agency obligations:
        Mortgage-backed
           securities      $  496,719  $ 9,843     $ (2,674)  $  503,888
        Other                 207,861    1,867         (333)     209,395
Municipal bonds                19,690      890         (158)      20,422
Foreign government bonds       34,684    1,340           (2)      36,022
Corporate bonds               985,127   26,752      (10,399)   1,001,480
Other mortgage-backed
    securities                233,924    3,770       (1,651)     236,043
--------------------------------------------------------------------------------
Total                      $1,978,005  $44,462     $(15,217)  $2,007,250
--------------------------------------------------------------------------------

                            Carrying   Unrealized  Unrealized    Market
        December 31, 1995    value       gains       losses      value
--------------------------------------------------------------------------------
U.S. government and
    agency obligations:
        Mortgage-backed
           securities      $  519,473  $17,428     $  (398)    $  536,503
        Other                 208,365    9,453        (179)       217,639
Municipal bonds                16,413    1,080           -         17,493
Foreign government bonds       39,065    3,334           -         42,399
Corporate bonds               899,785   52,492      (6,691)       945,586
Other mortgage-backed
    securities                189,624    7,007      (1,513)       195,118
--------------------------------------------------------------------------------
Total                      $1,872,725  $90,794     $(8,781)    $1,954,738
--------------------------------------------------------------------------------

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

     At December 31, 1996, 1.1% of the Company's investment portfolio was invested in collateralized mortgage obligations ("CMOs") excluding mortgage obligations of United States governmental agencies. At December 31, 1996, the average credit quality rating of the Company's investment in CMOs was AAA and NAIC 1 -the highest ratings. The market value of CMOs at December 31, 1996 was $134,183 compared to a $132,391 carrying value. The average duration of the Company's investment in CMOs was 4.1 years at December 31, 1996.

     The carrying value and estimated market value of bonds at December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
--------------------------------------------------------------------------------

                                                                      Estimated
                                                    Carrying            market
            December 31, 1996                        value              value
--------------------------------------------------------------------------------
     Due in one year or less                       $  116,150         $  116,140
     Due after one year through five years            612,221            617,662
     Due after five years through ten years           614,540            625,319
     Due after ten years                              635,094            648,129
--------------------------------------------------------------------------------

     Total bonds                                   $1,978,005         $2,007,250
--------------------------------------------------------------------------------

     Proceeds from sales of investments in bonds during 1996, 1995 and 1994 were $887,663, $965,703 and $717,717, respectively. Gross gains of $9,343,
     $11,646 and $13,021 and gross losses of $9,024, $7,869 and $10,611 were realized on those sales for 1996, 1995 and 1994, respectively.

          Mortgage Loans and Real Estate

     The Company's investment in commercial mortgage loans has been declining since 1989 as a result of the Company's strategy to reduce its holdings in such investments. The Company has made no new significant investments in commercial mortgage loans since 1988. At December 31, 1996 mortgage loans were 1.8% of total cash and invested assets.

     All outstanding commercial mortgages are secured by completed, income-producing properties. There were no past-due, renegotiated or non-accrual mortgage loans as of December 31, 1996.

                                       18                            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

          Deposits

     The carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:

--------------------------------------------------------------------------------
                                                    1996        1995      1994
--------------------------------------------------------------------------------
     Held for all policyholders                    $1,671      $1,679     $1,687
     Held for policyholders in certain states         612         590        592
--------------------------------------------------------------------------------
                                                   $2,283      $2,269     $2,279
--------------------------------------------------------------------------------

         Investments in Entities Exceeding 10% of Capital and Surplus

     The names of entities (other than the U.S. Government and government agencies and authorities) in which the total amount invested exceeds 10% of total capital and surplus at December 31, 1996 is as follows:

--------------------------------------------------------------------------------

                                                Standard & Poors       Carrying
     Bonds:                                          rating:             value
--------------------------------------------------------------------------------
          Ford Motor Credit/Capital                  A+/AA-             $46,145
          Green Tree Financial Corp.                 AA+/A-/A            32,660
          Mellon Financial                           A/BBB+              24,427
          ITT Corporation                            A/BBB               23,611
          Golden West Financial                      A-                  21,767
          Nations Bank Corporation                   A+/A/AA-            20,351
          First Union Corporation                    A/A-                20,306
          American General Finance                   A+                  20,019
          CIT Group Holding                          A+/BBB-             17,948
          Lockheed Martin                            BBB+/BBB            17,466
          Chemical Bank                              A/A-                17,041
          News America Holding                       BBB                 15,782
          General Motors Corporation                 A-                  15,419
          Prime Credit Card Master Trust             AAA                 14,999
--------------------------------------------------------------------------------

                                      19                             (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(3)  Related Party Transactions

     The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $71,098, $66,620, and $66,684 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 1996, 1995 and 1994, respectively.

     The Company had balances payable to affiliates of $1,546 and $1,422 at December 31, 1996 and 1995, respectively included in "accrued expenses" and "other liabilities" in the statutory statements of admitted assets, liabilities and capital and surplus. Also, the Company had balances receivable from affiliates of $109 and $396 at December 31, 1996 and 1995, respectively, included in "other assets."

     ALIC reinsures all of the Company's life insurance business in the state of Arizona.

(4)  Federal Income Taxes

     The Company is included in the consolidated federal income tax return of its parent, ALIC and its ultimate parent, HMEC and its subsidiaries. Tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company receives the benefits of any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement.

     Deferred income taxes are not provided on temporary differences between financial statements and tax bases of assets and liabilities.

     The following is a reconciliation of federal income tax on reported gains before federal income tax at the current corporate rate of 35% for 1996, 1995 and 1994:
--------------------------------------------------------------------------------

                                                 1996        1995         1994
--------------------------------------------------------------------------------
     "Expected" federal income tax expense
       on reported income from operations      $12,126     $13,699      $13,004
     Add (deduct) tax effects of:
        Reserve adjustments                      3,920      (1,442)         531
        Policy acquisition costs                   677         910        1,129
        Other, net                                 417        (586)        (485)
--------------------------------------------------------------------------------

     Federal income tax expense                $17,140     $12,581      $14,179
--------------------------------------------------------------------------------

                                       20                            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(5)   Restrictions of Surplus

      The Company generates cash flow from premium and investment income well in excess of its immediate needs for policy obligations, expenses, and other requirements. Cash flow from operations is used to fund growth in the business and maintain strong capital and surplus.

      The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid by the Company during 1997 without prior approval are approximately $16,300. Dividend payments were $16,000, $16,000 and $21,000 in 1996, 1995 and 1994, respectively.

      The Company is required by the Maryland Insurance Department to provide a minimum reserve of $625 for guaranteed minimum death benefits under variable annuity contracts issued by the Company.

      Under applicable Illinois insurance laws and regulations, the Company is required to maintain a minimum capital and surplus of $1,500.

(6)   Fair Value of Financial Instruments

      Financial Accounting Standards Board Statement of Financial Accounting Standards No. 107 (Disclosure about Fair Value of Financial Instruments) requires the disclosure of estimated fair values for certain financial instruments. Fair values of the Company's insurance contracts other than annuity contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, through the matching of investment maturities with amounts due under insurance contracts. The following methods and assumptions were used to estimate the fair value of financial instruments.

      Investments - For fixed maturities and short-term investments, fair value equals quoted market price, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of policy loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans. The carrying value of real estate is an estimate of fair value based on discounted cash flow from operations.

                                      21                             (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

     Annuity Contract Liabilities and Policyholder Account Balances on Interest-sensitive Life Contracts - The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company's current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management's estimate.

     Other Policyholder Funds - Other policyholder funds are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.

     The carrying amounts and fair values of financial instruments at December 31, 1996 consisted of the following:

-------------------------------------------------------------------------------
                                         Carrying      Fair
                                          amount      value
-------------------------------------------------------------------------------
Financial Assets
   Bonds                                $1,978,005  $2,007,250
   Mortgage loans                           48,840      49,257
   Real estate                               6,754       6,754
   Short-term                               10,759      10,759
   Policy loans and other                   43,922      39,792
-------------------------------------------------------------------------------
     Total investments                  $2,088,280  $2,113,812
   Asset valuation reserve                  26,924           -
-------------------------------------------------------------------------------
     Total investments less asset
        valuation reserve                2,061,356   2,113,812
 Cash                                        2,218       2,218

 Financial Liabilities
   Policyholder account
     balances on interest-sensitive
     life contracts                         89,987     79,702
   Annuity contract liabilities          1,273,811  1,136,494
   Other policyholder funds                108,537    108,537
--------------------------------------------------------------------------------

     Fair value estimates shown above are dependent upon subjective assumptions and involve significant uncertainties resulting in variability in estimates with changes in assumptions. Fair value assumptions are based upon subjective estimates of market conditions and perceived risks of financial instruments at a certain point in time. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial instrument. In addition, potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.

                                       22                            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(7)  Differences Between Generally Accepted Accounting
        Principles and Statutory Accounting Practices

     Statutory accounting practices differ in some respects from generally accepted accounting principles. Under generally accepted accounting principles, the following applies:

     (a) Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

     (b) Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

     (c) Policyholder dividends, based on dividend scales in effect at the time the policies were issued, are accrued ratably over the premium paying period of the policies.

     (d) Life premiums are reflected as earned when due. Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

     (e) Acquisition costs are deferred and amortized generally over the premium paying period for individual life contracts and the estimated contract life for interest-sensitive life and investment contracts.

     (f) Deferred income taxes are provided on all significant temporary differences between values of assets and liabilities for book and tax reporting purposes.

     (g) Non-admitted assets less applicable allowance accounts are restored to the balance sheet.

     (h)  Asset valuation and interest maintenance reserves are not provided.

     (i) The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

     (j) Realized investment gains (losses) resulting from changes in interest rates are recognized in income when the related security is sold.

     (k) Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.

     (l) Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at market with changes in market value charged or credited to unassigned surplus, net of deferred income taxes.

     The aggregate effect of the foregoing differences has not been determined separately for the Company.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

(8) Reinsurance

     Information with respect to reinsurance ceded and assumed by the Company is set forth below.

--------------------------------------------------------------------------------
                                                1996    1995    1994
--------------------------------------------------------------------------------
     Life insurance premiums ceded:
          To ALIC                             $1,057  $1,019  $1,001
          To other companies                     924     807     792
     Life insurance reserves ceded:
          To ALIC                              6,375   5,986   5,595
          To other companies                   1,436   1,366   1,249
     Life insurance premiums assumed:
          From other companies                     1       -       -
     Group accident and health premiums ceded:
          To other companies                   1,587     943   1,251
     Amounts recoverable from reinsurers
          on paid losses                         482     201     448
--------------------------------------------------------------------------------

     The maximum amount of direct ordinary insurance retained on any standard life is $200. Amounts in excess of $200 are ceded on a yearly renewable term basis of reinsurance. The Company reinsures on a treaty basis for each accident and health claim up to $1 million over a prescribed retention amount. Although reinsurance agreements transfer risk for amounts over a certain retention limit, the Company has not relieved its primary obligation to the policyholders. For the years ended December 31, 1996 and 1995, the accident and health retention amount was $300 each year.

(9)  Pension Plans and Other Postretirement Benefits

     The Company is a member of the Horace Mann group of insurance companies. All the Company's personnel are employees of Horace Mann Service Corporation, an affiliated company. Salaries, pension and related benefits are allocated to the Company for these services.

          Pension Plans

     Employees are covered under a defined benefit plan and a defined contribution plan, and certain employees participate in supplemental retirement plans.

     Benefits under the defined benefit and supplemental retirement plans are based on employees' years of service and compensation for the highest 36 consecutive months of earnings under the plan. Under the defined contribution plan, contributions are made to employees' accounts based on a percentage of compensation that is determined by employees' years of service. Retirement benefits to employees are paid first from their accumulated accounts under the defined contribution plan with the balance funded by the defined benefit and supplemental retirement plans.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)
--------------------------------------------------------------------------------

     Employees are also eligible to participate in the Supplemental Retirement and Savings Plan, a 401(k) plan, and may generally contribute up to 10% of eligible compensation on a before tax basis. The employer contributes an amount equal to 50% of the first 6% of eligible compensation contributed each month by participating employees.

     Total allocated pension expense was $3,642, $3,306 and $3,402 for 1996, 1995 and 1994, respectively.

          Postemployment Benefits

     In addition to providing pension benefits, the Company also provides certain health care and life insurance benefits to retired employees and eligible dependents. Employees with ten years of service are eligible to receive these benefits upon retirement. The allocated cost of these benefits totaled $647, $683, and $773 for the years ended December 31, 1996, 1995, and 1994, respectively.

(10) Risk-Based Capital

     The insurance departments of various states, including the Company's domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

     The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of the Company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 1996, the Company's actual total adjusted capital was $176,174 and the authorized control level risk-based capital was $26,836.

                                                                      Schedule I

                      HORACE MANN LIFE INSURANCE COMPANY
      SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 1996
                            (AMOUNTS IN THOUSANDS)



                                                                                                     Amount
                                                                                                    shown in
                                                                                                    Balance
Type of investments                                  Cost(1)               Market Value              Sheet
---------------------------------------------------------------------------------------------------------------
Debt securities:
  Bonds:
    U.S. Government and government
      agencies and authorities                      $1,503,987              $1,524,375             $1,503,987
    State, municipalities and
      political subdivisions                           459,692                 467,989                459,692
    Foreign government bonds                            13,845                  14,392                 13,845
    Public utilities                                       481                     494                    481
    Other corporate bonds                                   31                       -                      -
  Preferred stocks:
    Public utilities                                         -                       -                      -
                                                    ----------              ----------             ----------

      Total debt securities                         $1,978,036              $2,007,250             $1,978,005
                                                    ----------              ==========             ----------

Equity securities:

  Common stocks:
    Industrial and miscellaneous                    $        5              $       54                     54
                                                    ----------              ----------             ----------

      Total equity securities                       $        5              $       54             $       54
                                                    ----------              ==========             ----------

Mortgage loans on real estate                           48,840                     XXX                 48,840
Real estate                                             11,479                     XXX                  6,754
Policy loans                                            43,721                     XXX                 43,721
Short-term investments                                  10,759                     XXX                 10,759
Other investments                                          147                     XXX                    147
                                                    ----------              ----------             ----------

      Total investments                             $2,092,987                     XXX             $2,088,280
                                                    ==========              ==========             ==========

(1) Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.
(2)  Real estate acquired in satisfaction of indebtedness is $6,458.
(3) Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.


See accompanying independent auditors' report

                                                                    Schedule III

                       HORACE MANN LIFE INSURANCE COMPANY
                      SUPPLEMENTARY INSURANCE INFORMATION
              For the years ended December 31, 1996, 1995 and 1994
                             (Amounts in thousands)

                                                     As of December 31,
                                 --------------------------------------------------------
                                               Future policy                               Premium revenue
                                  Deferred        benefits                   Other policy    and annuity,
                                   policy      losses, claims                 claims and     pension and
                                 acquisition      and loss       Unearned      benefits     other contract
Segment                            cost(1)       expenses(3)    premiums(3)     payable     considerations
1996:
  Life                                           $  551,328                     $  5,656       $101,618
  Annuity                                         1,197,563                          103        166,870
  Supplementary
    Contracts                                        77,954                      102,681         26,655
  Accident and
    Health                                           29,059                           97         50,258
                                  --------       ----------      --------       --------       --------
  Total                                          $1,855,904                     $108,537       $345,401
                                  ========       ==========      ========       ========       ========
1995:
  Life                                           $  511,145                     $  5,727       $ 97,837
  Annuity                                         1,205,426                          106        142,870
  Supplementary
    Contracts                                        70,956                      101,942         26,329
  Accident and
    Health                                           29,952                           75         49,719
                                  --------       ----------      --------       --------       --------
  Total                                          $1,817,479                     $107,850       $316,755
                                  ========       ==========      ========       ========       ========
1994:
  Life                                           $  471,424                     $  5,805       $ 94,643
  Annuity                                         1,170,998                          110        136,640
  Supplementary
    Contracts                                        66,185                      102,001         22,476
  Accident and
    Health                                           29,646                          118         56,525
                                  --------       ----------      --------       --------       --------
  Total                                          $1,738,253                     $108,034       $310,284
                                  ========       ==========      ========       ========       ========


                                             For the years ended December 31,
                                 -------------------------------------------------------
                                                                Amortization
                                                  Benefits,     of deferred
                                    Net        claims, losses     policy         Other
                                 investment    and settlement   acquisition    operating       Premiums
Segment                            income         expenses        costs(1)      expenses      written(2)
1996:
  Life                            $ 38,695         $ 85,758                      $44,202
  Annuity                           99,235          220,833                       18,062
  Supplementary
    Contracts                       12,256           37,687                          620
  Accident and
    Health                           2,600           45,998                       12,413
                                  --------         --------      --------        -------       --------
  Total                           $152,786         $390,276                      $75,297
                                  ========         ========      ========        =======       ========
1995:
  Life                            $ 36,159         $ 79,787                      $42,638
  Annuity                           98,086          199,982                       16,010
  Supplementary
    Contracts                       12,196           36,842                          593
  Accident and
    Health                           3,556           41,394                       12,311
                                  --------         --------      --------        -------       --------
  Total                           $149,997         $358,005                      $71,552
                                  ========         ========      ========        =======       ========
1994:
  Life                            $ 32,598         $ 76,953                      $42,893
  Annuity                           92,633          190,302                       14,290
  Supplementary
    Contracts                       12,407           32,691                          579
  Accident and
    Health                           3,214           46,143                       12,743
                                  --------         --------      --------        -------       --------
  Total                           $140,852         $346,089                      $70,505
                                  ========         ========      ========        =======       ========


(1) Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)  Does not apply to life insurance.
(3) Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.


See accompanying independent auditors' report

                                                                     Schedule IV

                      HORACE MANN LIFE INSURANCE COMPANY
                                  REINSURANCE
             For the years ended December 31, 1996, 1995 and 1994
                            (Amounts in thousands)

                                                                                    Percentage
                                                Ceded to    Assumed                  of amount
                                    Gross        other     from other     Net         assumed
                                   amount      companies    assumed     amount        To net
                               -----------------------------------------------------------------
1996: Life insurance in force    $10,736,338    $418,521  $           $10,317,817      0.0%
                                 ===========    ========  ==========  ===========      ===

     Premiums and annuity,
     pension and other
     contract considerations:
     Life insurance              $   103,598    $  1,980  $        -  $   101,618      0.0%
     Annuity                         166,870           -           -      166,870      0.0%
     Supplementary contracts          26,655           -           -       26,655
     Accident and health              51,845       1,587           -       50,258      0.0%
                                 -----------    --------  ----------  -----------      ---
     Total premiums              $   348,968    $  3,567  $        -  $   345,401      0.0%
                                 ===========    ========  ==========  ===========      ===

1995: Life insurance in force    $10,316,420    $355,596  $        -  $ 9,960,824      0.0%
                                 ===========    ========  ==========  ===========      ===

     Premiums and annuity,
     pension and other
     contract considerations:
     Life insurance              $    99,663    $  1,826  $        -  $    97,837      0.0%
     Annuity                         142,870           -           -      142,870      0.0%
     Supplementary contracts          26,329           -           -       26,329
     Accident and health              50,662         943           -       49,719      0.0%
                                 -----------    --------  ----------  -----------      ---
     Total premiums              $   319,524    $  2,769  $        -  $   316,755      0.0%
                                 ===========    ========  ==========  ===========      ===

1994: Life insurance in force    $ 9,784,009    $329,449           -  $ 9,454,560      0.0%
                                 ===========    ========  ==========  ===========      ===

     Premiums and annuity,
     pension and other
     contract considerations:
     Life insurance              $    96,436    $  1,793  $        -  $    94,643      0.0%
     Annuity                         136,640           -           -      136,640      0.0%
     Supplementary contracts          22,476           -           -       22,476
     Accident and health              57,776       1,251           -       56,525      0.0%
                                 -----------    --------  ----------  -----------      ---
     Total premiums              $   313,328    $  3,044  $        -  $   310,284      0.0%
                                 ===========    ========  ==========  ===========      ===

See accompanying independent auditors' report

                                    PART C

                              OTHER INFORMATION

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Item 24.  Financial Statements and Exhibits
-------------------------------------------

     (a)  Financial Statements
     -------------------------

          Part A
               Condensed financial information of the Account
          Part B
               Financial statements of the Account: Incorporated by reference to Post-Effective Amendment No. 60 for the Registrant filed on March 3, 1997:
               -Report of Independent Auditors
               -Statements of Net Assets - December 31, 1996
               -Statements of Operations - For the Year Ended
                December 31, 1996
               -Statements of Changes in Net Assets For the Year Ended December
                31, 1996
               -Statements of Changes in Net Assets For the Year Ended December
                31, 1995
               -Notes to Financial Statements - December 31, 1996
               Financial statements for Horace Mann Life Insurance Company -Report of Independent Auditors
               -Statutory Statements of Admitted Assets, Liabilities
                and Capital and Surplus - As of December 31, 1996 and
                1995
               -Statutory Statements of Operations - For the Years Ended
                December 31, 1996, 1995 and 1994
               -Statutory Statements of Capital and Surplus - For the
                Years Ended December 31, 1996, 1995 and 1994
               -Statutory Statements of Cash Flow - For the Years
                Ended December 31, 1996, 1995 and 1994
               -Notes to Statutory Financial Statements - December 31,
                1996, 1995 and 1994


     (b)  Exhibits
     -------------------------

 ( 1)    Resolution of Board of Directors............................ Post-Effective Amendment #37
 ( 2)    Agreements for custody.................................................... Not Applicable
 ( 3)    Underwriting Agreement...................................... Post-Effective Amendment #37
 ( 4)    Form of Variable Annuity Contract........................... Post-Effective Amendment #37
 ( 5)    Form of application......................................... Post-Effective Amendment #38
 ( 6)    Certificate of incorporation and bylaws................... Initial Registration Statement
 ( 7)    Contract of Reinsurance................................................... Not Applicable
 ( 8)    Other Contracts............................................. Post-Effective Amendment #37
 ( 9)    Opinion and Consent of Counsel............................................ Not Applicable
 (10)    Consent of Independent Auditors........................................... Filed Herewith
 (11)    Financial Statement Schedules for Horace Mann Life
         Insurance Company and the Independent Auditors' Report
         thereon....................................................................Filed Herewith
 (12)    Agreement regarding initial capital....................... Initial Registration Statement
 (13)    Performance Quotation Computations.......................... Post-Effective Amendment #57
 (14)    Power of Attorney......................................................... Not Applicable
 (15)    Horace Mann Educators Corporation
         and its Subsidiaries........................................ Post-Effective Amendment #57
 (16)    Financial Data Schedule................................................... Filed Herewith


Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

     The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the registrant or the variable annuity contracts offered by the registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                          Position & Office with Depositor
----                          --------------------------------

Larry K. Becker               Director and Executive Vice President, Chief Financial Officer & Treasurer

Gerald F. Bonnett             Director and Senior Vice President

Ann M. Caparros               Director, Vice President, General Counsel & Corporate Secretary

Valerie A. Chrisman           Director

Paul J. Kardos                Director and President & Chief Executive Officer

Edward L. Najim               Director and Executive Vice President

George J. Zock                Director and Senior Vice President

A. Thomas Arisman             Senior Vice President

Roger W. Fisher               Vice President & Controller

John H. Leitermann            Vice President & Life Actuary

Item 26.  Controlled by or Under Common Control with the Depositor or Registrant
--------------------------------------------------------------------------------

     The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company is a wholly owned subsidiary of Allegiance Life Insurance Company. Allegiance Life Insurance Company and Horace Mann Investors, Inc., principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation, a publicly held corporation. See Exhibit No. 15.

Item 27.  Number of Contract Owners
-----------------------------------

     As of March 21, 1997, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 48,960 of which 46,780 were qualified Contract Owners and 2,180 were non-qualified Contract Owners.

Item 28.  Indemnification
-------------------------

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters
--------------------------------

     Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B and Horace Mann Life Insurance Company Allegiance Separate Account A.


     The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                                Position with Underwriter
----                                -------------------------

A. Thomas Arisman                   Director and President

Larry K. Becker                     Director

Ann M. Caparros                     Secretary

Roger W. Fisher                     Controller

William J. Kelly                    Treasurer

Diane M. Barnett                    Tax Compliance Officer

Richard D. Wilson                   Marketing Officer

George J. Zock                      Director


     The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 1996:


                      Net Underwriting  Compensation on
Name of Principal     Discounts and     Redemption or    Brokerage
Underwriter           Commissions       Annuitization    Commissions  Compensation
-----------------     ----------------  ---------------  -----------  ------------
Horace Mann            $3,879,547            N/A             N/A            N/A
Investors, Inc.


Item 30.  Location of Accounts and Records
-------------------------------------------

     Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

     Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.


Item 31.  Management Services
-----------------------------

     Not applicable.

Item 32.  Undertakings
----------------------

     (a) Registrant undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under variable annuity Contracts may be accepted.

     (b) Registrant undertakes to include a written communication in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

     (e) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Variable Annuity Contract in the aggregrate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                               INDEX TO EXHIBITS
                               -----------------

Exhibit
Number                               Title
-------                              -----

 ( 1)    Resolution of Board of Directors............................ Post-Effective Amendment #37
 ( 2)    Agreements for custody.................................................... Not Applicable
 ( 3)    Underwriting Agreement...................................... Post-Effective Amendment #37
 ( 4)    Form of Variable Annuity Contract........................... Post-Effective Amendment #37
 ( 5)    Form of application......................................... Post-Effective Amendment #38
 ( 6)    Certificate of incorporation and bylaws................... Initial Registration Statement
 ( 7)    Contract of Reinsurance................................................... Not Applicable
 ( 8)    Other Contracts............................................. Post-Effective Amendment #37
 ( 9)    Opinion and Consent of Counsel............................................ Not Applicable
 (10)    Consent of Independent Auditors........................................... Filed Herewith
 (11)    Financial Statement Schedules for Horace Mann Life
         Insurance Company and the Independent Auditors' Report
         thereon....................................................................Filed Herewith
 (12)    Agreement regarding initial capital....................... Initial Registration Statement
 (13)    Performance Quotation Computations.......................... Post-Effective Amendment #57
 (14)    Power of Attorney......................................................... Not Applicable
 (15)    Horace Mann Educators Corporation
         and its Subsidiaries........................................ Post-Effective Amendment #57
 (16)    Financial Data Schedule................................................... Filed Herewith

                                      C-5

                                  SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this registration statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Springfield and State of Illinois, on this 23rd day of April, 1997.
                HORACE MANN INSURANCE COMPANY SEPARATE ACCOUNT


                    By: Horace Mann Life Insurance Company
                       -----------------------------------
                         (Depositor)


Attest: s/ANN M. CAPARROS               By: s/PAUL J. KARDOS
       ---------------------------         ----------------------------
          Ann M. Caparros                   Paul J. Kardos, President and Chief
          Corporate Secretary               Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


      SIGNATURE                   TITLE                   DATE
      ---------                   -----                   ----

s/PAUL J. KARDOS        Director, President and     April 23, 1997
----------------------                              --------------
Paul J. Kardos          Chief Executive Officer

                        Director, Executive Vice
s/LARRY K. BECKER       President and Chief         April 23, 1997
----------------------                              --------------
Larry K. Becker         Financial Officer

s/GERARD F. BONNETT     Director and Senior Vice    April 23, 1997
----------------------                              --------------
Gerard F. Bonnett       President

                        Director, Vice President,
s/ANN M. CAPARROS       General Counsel and         April 23, 1997
----------------------                              --------------
Ann M. Caparros         Corporate Secretary

                        Vice President, Controller
s/ROGER W. FISHER       and Principal Accounting    April 23, 1997
----------------------                              --------------
Roger W. Fisher         Officer

s/E. ALBERT INKEL       Director                    April 23, 1997
----------------------                              --------------
E. Albert Inkel

      SIGNATURE                   TITLE                   DATE
      ---------                   -----                   ----


s/EDWARD L. NAJIM       Director and Executive      April 23, 1997
----------------------  Vice President              --------------
Edward L. Najim

s/GEORGE J. ZOCK        Director and Senior         April 23, 1997
----------------------  Vice President              --------------
George J. Zock

s/JOHN H. LEITERMANN    Vice President and Life     April 23, 1997
----------------------  Actuary                     --------------
John H. Leitermann

                                      C-7